Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	GOLDMAN SACHS TRUST
Entity Central Index Key	0000822977
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000057076
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Absolute Return Tracker Fund
Class Name	Class A
Trading Symbol	GARTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Absolute Return Tracker Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$106	1.01%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Virtually all asset classes were impacted by U.S. monetary policy, inflation expectations, tariffs, AI, geopolitics, and commodity and currency movements. Hedge funds generally posted positive returns, led by equity long/short strategies. Relative value, global macro and event-driven hedge fund strategies also performed well.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class A (including sales charges)	Class A (excluding sales charges)	ICE BofAML Three Month U.S. Treasury Bill Index	MSCI World Index (Net, USD, Unhedged)
1/1/16	$9,450	$10,000	$10,000	$10,000
12/16	$9,871	$10,446	$10,033	$10,751
12/17	$10,556	$11,170	$10,119	$13,159
12/18	$10,260	$10,857	$10,308	$12,013
12/19	$11,323	$11,982	$10,543	$15,337
12/20	$11,697	$12,377	$10,613	$17,776
12/21	$12,409	$13,131	$10,619	$21,654
12/22	$11,587	$12,262	$10,773	$17,726
12/23	$12,798	$13,543	$11,314	$21,942
12/24	$13,647	$14,441	$11,908	$26,039
12/25	$14,923	$15,791	$12,405	$31,532

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A	9.35%	4.99%	4.67%
Class A including sales charges	3.39%	3.82%	4.09%
ICE BofAML Three Month U.S. Treasury Bill Index	4.18%	3.17%	2.18%
MSCI World Index (Net, USD, Unhedged)	21.09%	12.14%	12.16%

AssetsNet	$ 5,560,131,787
Holdings Count | Holding	3,137
Advisory Fees Paid, Amount	$ 29,881,927
InvestmentCompanyPortfolioTurnover	134.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$5,560,131,787
# of Portfolio Holdings as of Period End	3,137
Portfolio Turnover Rate for the Period	134%
Total Net Advisory Fees Paid for the Period	$29,881,927

Holdings [Text Block]

Asset Class Exposure (%)*

Header	Gross	Long	Short	Net
Cash and Short-Term Investments	152.5	88.6	63.9	24.6
Commodities	3.5	1.9	1.6	0.4
Convertible Securities	2.4	2.4	-	2.4
Credit	14.5	14.5	-	14.5
Developed Markets Currency	2.7	1.3	1.4	-0.1
Developed Markets Equity Volatility	7.5	1.8	5.7	-3.9
Developed Markets ex US Equity	14.8	12.2	2.6	9.6
Developed markets FI volatility	1.5	1.5	-	1.5
Emerging Markets Currency	3.8	2.0	1.7	0.3
Emerging Markets Equity	8.4	8.4	-	8.4
Global Real Estate	0.2	0.2	-	0.2
Interest rate	0.8	0.2	0.6	-0.5
Long-Term Fixed Income	10.2	5.0	5.2	-0.1
Medium-Term Fixed Income	2.0	1.4	0.6	0.8
Preferred	3.1	3.1	-	3.1
Short-Term Fixed Income	8.8	8.4	0.4	8.0
US Equity	86.6	57.3	29.2	28.1

* Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Forward foreign currency exchange contracts for individual currency crosses are aggregated by settlement date and counterparty in the determination of gross exposure. Fixed income exposures are duration-adjusted to the 10-year reference rate of each respective country.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000057077
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Absolute Return Tracker Fund
Class Name	Class C
Trading Symbol	GCRTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Absolute Return Tracker Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$183	1.76%

Expenses Paid, Amount	$ 183
Expense Ratio, Percent	1.76%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Virtually all asset classes were impacted by U.S. monetary policy, inflation expectations, tariffs, AI, geopolitics, and commodity and currency movements. Hedge funds generally posted positive returns, led by equity long/short strategies. Relative value, global macro and event-driven hedge fund strategies also performed well.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class C (including sales charges)	Class C (excluding sales charges)	ICE BofAML Three Month U.S. Treasury Bill Index	MSCI World Index (Net, USD, Unhedged)
1/1/16	$9,900	$10,000	$10,000	$10,000
12/16	$10,259	$10,363	$10,033	$10,751
12/17	$10,885	$10,995	$10,119	$13,159
12/18	$10,493	$10,599	$10,308	$12,013
12/19	$11,510	$11,626	$10,543	$15,337
12/20	$11,791	$11,910	$10,613	$17,776
12/21	$12,417	$12,543	$10,619	$21,654
12/22	$11,519	$11,636	$10,773	$17,726
12/23	$12,608	$12,735	$11,314	$21,942
12/24	$13,361	$13,496	$11,908	$26,039
12/25	$14,488	$14,635	$12,405	$31,532

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C	8.44%	4.20%	3.88%
Class C including sales charges	7.42%	4.20%	3.88%
ICE BofAML Three Month U.S. Treasury Bill Index	4.18%	3.17%	2.18%
MSCI World Index (Net, USD, Unhedged)	21.09%	12.14%	12.16%

AssetsNet	$ 5,560,131,787
Holdings Count | Holding	3,137
Advisory Fees Paid, Amount	$ 29,881,927
InvestmentCompanyPortfolioTurnover	134.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$5,560,131,787
# of Portfolio Holdings as of Period End	3,137
Portfolio Turnover Rate for the Period	134%
Total Net Advisory Fees Paid for the Period	$29,881,927

Holdings [Text Block]

Asset Class Exposure (%)*

Header	Gross	Long	Short	Net
Cash and Short-Term Investments	152.5	88.6	63.9	24.6
Commodities	3.5	1.9	1.6	0.4
Convertible Securities	2.4	2.4	-	2.4
Credit	14.5	14.5	-	14.5
Developed Markets Currency	2.7	1.3	1.4	-0.1
Developed Markets Equity Volatility	7.5	1.8	5.7	-3.9
Developed Markets ex US Equity	14.8	12.2	2.6	9.6
Developed markets FI volatility	1.5	1.5	-	1.5
Emerging Markets Currency	3.8	2.0	1.7	0.3
Emerging Markets Equity	8.4	8.4	-	8.4
Global Real Estate	0.2	0.2	-	0.2
Interest rate	0.8	0.2	0.6	-0.5
Long-Term Fixed Income	10.2	5.0	5.2	-0.1
Medium-Term Fixed Income	2.0	1.4	0.6	0.8
Preferred	3.1	3.1	-	3.1
Short-Term Fixed Income	8.8	8.4	0.4	8.0
US Equity	86.6	57.3	29.2	28.1

* Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Forward foreign currency exchange contracts for individual currency crosses are aggregated by settlement date and counterparty in the determination of gross exposure. Fixed income exposures are duration-adjusted to the 10-year reference rate of each respective country.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201773
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Absolute Return Tracker Fund
Class Name	Class P
Trading Symbol	GSGPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Absolute Return Tracker Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$67	0.64%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Virtually all asset classes were impacted by U.S. monetary policy, inflation expectations, tariffs, AI, geopolitics, and commodity and currency movements. Hedge funds generally posted positive returns, led by equity long/short strategies. Relative value, global macro and event-driven hedge fund strategies also performed well.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class P	ICE BofAML Three Month U.S. Treasury Bill Index	MSCI World Index (Net, USD, Unhedged)
4/17/18	$10,000	$10,000	$10,000
12/18	$9,683	$10,144	$9,021
12/19	$10,741	$10,375	$11,518
12/20	$11,130	$10,444	$13,349
12/21	$11,851	$10,449	$16,262
12/22	$11,121	$10,601	$13,311
12/23	$12,314	$11,133	$16,478
12/24	$13,196	$11,717	$19,554
12/25	$14,478	$12,207	$23,679

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception
Class P (Commenced April 17, 2018)	9.71%	5.40%	4.91%
ICE BofAML Three Month U.S. Treasury Bill Index	4.18%	3.17%	2.62%
MSCI World Index (Net, USD, Unhedged)	21.09%	12.14%	11.82%

Performance Inception Date	Apr. 17, 2018
AssetsNet	$ 5,560,131,787
Holdings Count | Holding	3,137
Advisory Fees Paid, Amount	$ 29,881,927
InvestmentCompanyPortfolioTurnover	134.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$5,560,131,787
# of Portfolio Holdings as of Period End	3,137
Portfolio Turnover Rate for the Period	134%
Total Net Advisory Fees Paid for the Period	$29,881,927

Holdings [Text Block]

Asset Class Exposure (%)*

Header	Gross	Long	Short	Net
Cash and Short-Term Investments	152.5	88.6	63.9	24.6
Commodities	3.5	1.9	1.6	0.4
Convertible Securities	2.4	2.4	-	2.4
Credit	14.5	14.5	-	14.5
Developed Markets Currency	2.7	1.3	1.4	-0.1
Developed Markets Equity Volatility	7.5	1.8	5.7	-3.9
Developed Markets ex US Equity	14.8	12.2	2.6	9.6
Developed markets FI volatility	1.5	1.5	-	1.5
Emerging Markets Currency	3.8	2.0	1.7	0.3
Emerging Markets Equity	8.4	8.4	-	8.4
Global Real Estate	0.2	0.2	-	0.2
Interest rate	0.8	0.2	0.6	-0.5
Long-Term Fixed Income	10.2	5.0	5.2	-0.1
Medium-Term Fixed Income	2.0	1.4	0.6	0.8
Preferred	3.1	3.1	-	3.1
Short-Term Fixed Income	8.8	8.4	0.4	8.0
US Equity	86.6	57.3	29.2	28.1

* Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Forward foreign currency exchange contracts for individual currency crosses are aggregated by settlement date and counterparty in the determination of gross exposure. Fixed income exposures are duration-adjusted to the 10-year reference rate of each respective country.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000066743
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Absolute Return Tracker Fund
Class Name	Class R
Trading Symbol	GRRTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Absolute Return Tracker Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$132	1.26%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Virtually all asset classes were impacted by U.S. monetary policy, inflation expectations, tariffs, AI, geopolitics, and commodity and currency movements. Hedge funds generally posted positive returns, led by equity long/short strategies. Relative value, global macro and event-driven hedge fund strategies also performed well.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R	ICE BofAML Three Month U.S. Treasury Bill Index	MSCI World Index (Net, USD, Unhedged)
1/1/16	$10,000	$10,000	$10,000
12/16	$10,420	$10,033	$10,751
12/17	$11,122	$10,119	$13,159
12/18	$10,774	$10,308	$12,013
12/19	$11,858	$10,543	$15,337
12/20	$12,222	$10,613	$17,776
12/21	$12,922	$10,619	$21,654
12/22	$12,045	$10,773	$17,726
12/23	$13,263	$11,314	$21,942
12/24	$14,112	$11,908	$26,039
12/25	$15,400	$12,405	$31,532

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R	9.13%	4.73%	4.41%
ICE BofAML Three Month U.S. Treasury Bill Index	4.18%	3.17%	2.18%
MSCI World Index (Net, USD, Unhedged)	21.09%	12.14%	12.16%

AssetsNet	$ 5,560,131,787
Holdings Count | Holding	3,137
Advisory Fees Paid, Amount	$ 29,881,927
InvestmentCompanyPortfolioTurnover	134.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$5,560,131,787
# of Portfolio Holdings as of Period End	3,137
Portfolio Turnover Rate for the Period	134%
Total Net Advisory Fees Paid for the Period	$29,881,927

Holdings [Text Block]

Asset Class Exposure (%)*

Header	Gross	Long	Short	Net
Cash and Short-Term Investments	152.5	88.6	63.9	24.6
Commodities	3.5	1.9	1.6	0.4
Convertible Securities	2.4	2.4	-	2.4
Credit	14.5	14.5	-	14.5
Developed Markets Currency	2.7	1.3	1.4	-0.1
Developed Markets Equity Volatility	7.5	1.8	5.7	-3.9
Developed Markets ex US Equity	14.8	12.2	2.6	9.6
Developed markets FI volatility	1.5	1.5	-	1.5
Emerging Markets Currency	3.8	2.0	1.7	0.3
Emerging Markets Equity	8.4	8.4	-	8.4
Global Real Estate	0.2	0.2	-	0.2
Interest rate	0.8	0.2	0.6	-0.5
Long-Term Fixed Income	10.2	5.0	5.2	-0.1
Medium-Term Fixed Income	2.0	1.4	0.6	0.8
Preferred	3.1	3.1	-	3.1
Short-Term Fixed Income	8.8	8.4	0.4	8.0
US Equity	86.6	57.3	29.2	28.1

* Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Forward foreign currency exchange contracts for individual currency crosses are aggregated by settlement date and counterparty in the determination of gross exposure. Fixed income exposures are duration-adjusted to the 10-year reference rate of each respective country.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161524
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Absolute Return Tracker Fund
Class Name	Class R6
Trading Symbol	GARUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Absolute Return Tracker Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$67	0.64%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Virtually all asset classes were impacted by U.S. monetary policy, inflation expectations, tariffs, AI, geopolitics, and commodity and currency movements. Hedge funds generally posted positive returns, led by equity long/short strategies. Relative value, global macro and event-driven hedge fund strategies also performed well.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R6	ICE BofAML Three Month U.S. Treasury Bill Index	MSCI World Index (Net, USD, Unhedged)
1/1/16	$10,000	$10,000	$10,000
12/16	$10,486	$10,033	$10,751
12/17	$11,258	$10,119	$13,159
12/18	$10,981	$10,308	$12,013
12/19	$12,169	$10,543	$15,337
12/20	$12,622	$10,613	$17,776
12/21	$13,427	$10,619	$21,654
12/22	$12,598	$10,773	$17,726
12/23	$13,952	$11,314	$21,942
12/24	$14,938	$11,908	$26,039
12/25	$16,393	$12,405	$31,532

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R6	9.74%	5.37%	5.06%
ICE BofAML Three Month U.S. Treasury Bill Index	4.18%	3.17%	2.18%
MSCI World Index (Net, USD, Unhedged)	21.09%	12.14%	12.16%

AssetsNet	$ 5,560,131,787
Holdings Count | Holding	3,137
Advisory Fees Paid, Amount	$ 29,881,927
InvestmentCompanyPortfolioTurnover	134.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$5,560,131,787
# of Portfolio Holdings as of Period End	3,137
Portfolio Turnover Rate for the Period	134%
Total Net Advisory Fees Paid for the Period	$29,881,927

Holdings [Text Block]

Asset Class Exposure (%)*

Header	Gross	Long	Short	Net
Cash and Short-Term Investments	152.5	88.6	63.9	24.6
Commodities	3.5	1.9	1.6	0.4
Convertible Securities	2.4	2.4	-	2.4
Credit	14.5	14.5	-	14.5
Developed Markets Currency	2.7	1.3	1.4	-0.1
Developed Markets Equity Volatility	7.5	1.8	5.7	-3.9
Developed Markets ex US Equity	14.8	12.2	2.6	9.6
Developed markets FI volatility	1.5	1.5	-	1.5
Emerging Markets Currency	3.8	2.0	1.7	0.3
Emerging Markets Equity	8.4	8.4	-	8.4
Global Real Estate	0.2	0.2	-	0.2
Interest rate	0.8	0.2	0.6	-0.5
Long-Term Fixed Income	10.2	5.0	5.2	-0.1
Medium-Term Fixed Income	2.0	1.4	0.6	0.8
Preferred	3.1	3.1	-	3.1
Short-Term Fixed Income	8.8	8.4	0.4	8.0
US Equity	86.6	57.3	29.2	28.1

* Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Forward foreign currency exchange contracts for individual currency crosses are aggregated by settlement date and counterparty in the determination of gross exposure. Fixed income exposures are duration-adjusted to the 10-year reference rate of each respective country.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000057078
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Absolute Return Tracker Fund
Class Name	Institutional Class
Trading Symbol	GJRTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Absolute Return Tracker Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$68	0.65%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Virtually all asset classes were impacted by U.S. monetary policy, inflation expectations, tariffs, AI, geopolitics, and commodity and currency movements. Hedge funds generally posted positive returns, led by equity long/short strategies. Relative value, global macro and event-driven hedge fund strategies also performed well.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional Shares	ICE BofAML Three Month U.S. Treasury Bill Index	MSCI World Index (Net, USD, Unhedged)
1/1/16	$1,000,000	$1,000,000	$1,000,000
12/16	$1,048,400	$1,003,271	$1,075,105
12/17	$1,126,611	$1,011,859	$1,315,932
12/18	$1,098,783	$1,030,826	$1,201,295
12/19	$1,218,661	$1,054,316	$1,533,694
12/20	$1,262,654	$1,061,349	$1,777,589
12/21	$1,344,474	$1,061,871	$2,165,410
12/22	$1,260,176	$1,077,326	$1,772,570
12/23	$1,396,653	$1,131,354	$2,194,214
12/24	$1,494,977	$1,190,771	$2,603,894
12/25	$1,640,139	$1,240,514	$3,153,162

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Institutional Shares	9.71%	5.37%	5.07%
ICE BofAML Three Month U.S. Treasury Bill Index	4.18%	3.17%	2.18%
MSCI World Index (Net, USD, Unhedged)	21.09%	12.14%	12.16%

AssetsNet	$ 5,560,131,787
Holdings Count | Holding	3,137
Advisory Fees Paid, Amount	$ 29,881,927
InvestmentCompanyPortfolioTurnover	134.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$5,560,131,787
# of Portfolio Holdings as of Period End	3,137
Portfolio Turnover Rate for the Period	134%
Total Net Advisory Fees Paid for the Period	$29,881,927

Holdings [Text Block]

Asset Class Exposure (%)*

Header	Gross	Long	Short	Net
Cash and Short-Term Investments	152.5	88.6	63.9	24.6
Commodities	3.5	1.9	1.6	0.4
Convertible Securities	2.4	2.4	-	2.4
Credit	14.5	14.5	-	14.5
Developed Markets Currency	2.7	1.3	1.4	-0.1
Developed Markets Equity Volatility	7.5	1.8	5.7	-3.9
Developed Markets ex US Equity	14.8	12.2	2.6	9.6
Developed markets FI volatility	1.5	1.5	-	1.5
Emerging Markets Currency	3.8	2.0	1.7	0.3
Emerging Markets Equity	8.4	8.4	-	8.4
Global Real Estate	0.2	0.2	-	0.2
Interest rate	0.8	0.2	0.6	-0.5
Long-Term Fixed Income	10.2	5.0	5.2	-0.1
Medium-Term Fixed Income	2.0	1.4	0.6	0.8
Preferred	3.1	3.1	-	3.1
Short-Term Fixed Income	8.8	8.4	0.4	8.0
US Equity	86.6	57.3	29.2	28.1

* Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Forward foreign currency exchange contracts for individual currency crosses are aggregated by settlement date and counterparty in the determination of gross exposure. Fixed income exposures are duration-adjusted to the 10-year reference rate of each respective country.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000066744
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Absolute Return Tracker Fund
Class Name	Investor Class
Trading Symbol	GSRTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Absolute Return Tracker Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$80	0.76%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Virtually all asset classes were impacted by U.S. monetary policy, inflation expectations, tariffs, AI, geopolitics, and commodity and currency movements. Hedge funds generally posted positive returns, led by equity long/short strategies. Relative value, global macro and event-driven hedge fund strategies also performed well.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Investor Shares	ICE BofAML Three Month U.S. Treasury Bill Index	MSCI World Index (Net, USD, Unhedged)
1/1/16	$10,000	$10,000	$10,000
12/16	$10,477	$10,033	$10,751
12/17	$11,237	$10,119	$13,159
12/18	$10,947	$10,308	$12,013
12/19	$12,114	$10,543	$15,337
12/20	$12,544	$10,613	$17,776
12/21	$13,340	$10,619	$21,654
12/22	$12,490	$10,773	$17,726
12/23	$13,824	$11,314	$21,942
12/24	$14,782	$11,908	$26,039
12/25	$16,194	$12,405	$31,532

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Investor Shares	9.55%	5.24%	4.94%
ICE BofAML Three Month U.S. Treasury Bill Index	4.18%	3.17%	2.18%
MSCI World Index (Net, USD, Unhedged)	21.09%	12.14%	12.16%

AssetsNet	$ 5,560,131,787
Holdings Count | Holding	3,137
Advisory Fees Paid, Amount	$ 29,881,927
InvestmentCompanyPortfolioTurnover	134.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$5,560,131,787
# of Portfolio Holdings as of Period End	3,137
Portfolio Turnover Rate for the Period	134%
Total Net Advisory Fees Paid for the Period	$29,881,927

Holdings [Text Block]

Asset Class Exposure (%)*

Header	Gross	Long	Short	Net
Cash and Short-Term Investments	152.5	88.6	63.9	24.6
Commodities	3.5	1.9	1.6	0.4
Convertible Securities	2.4	2.4	-	2.4
Credit	14.5	14.5	-	14.5
Developed Markets Currency	2.7	1.3	1.4	-0.1
Developed Markets Equity Volatility	7.5	1.8	5.7	-3.9
Developed Markets ex US Equity	14.8	12.2	2.6	9.6
Developed markets FI volatility	1.5	1.5	-	1.5
Emerging Markets Currency	3.8	2.0	1.7	0.3
Emerging Markets Equity	8.4	8.4	-	8.4
Global Real Estate	0.2	0.2	-	0.2
Interest rate	0.8	0.2	0.6	-0.5
Long-Term Fixed Income	10.2	5.0	5.2	-0.1
Medium-Term Fixed Income	2.0	1.4	0.6	0.8
Preferred	3.1	3.1	-	3.1
Short-Term Fixed Income	8.8	8.4	0.4	8.0
US Equity	86.6	57.3	29.2	28.1

* Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Forward foreign currency exchange contracts for individual currency crosses are aggregated by settlement date and counterparty in the determination of gross exposure. Fixed income exposures are duration-adjusted to the 10-year reference rate of each respective country.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000043358
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Commodity Strategy Fund
Class Name	Class A
Trading Symbol	GSCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Commodity Strategy Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$100	0.93%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Aggressive U.S. trade policies, tariffs, deregulation, supply/demand shocks and constraints, U.S. and international monetary policy, currency dynamics, China’s economic trajectory, geopolitical developments and weather anomalies led to bifurcated commodities markets in 2025 wherein gains in metals and livestock offset weakness in energy and agriculture.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class A (including sales charges)	Class A (excluding sales charges)	BCOM (Gross, USD, Unhedged)	S&P 500® Index
1/1/16	$9,550	$10,000	$10,000	$10,000
12/16	$10,690	$11,194	$11,177	$11,196
12/17	$11,111	$11,635	$11,367	$13,640
12/18	$9,426	$9,870	$10,089	$13,042
12/19	$10,963	$11,480	$10,865	$17,149
12/20	$8,419	$8,815	$10,525	$20,304
12/21	$11,199	$11,727	$13,379	$26,132
12/22	$12,920	$13,528	$15,532	$21,399
12/23	$11,634	$12,182	$14,303	$27,025
12/24	$12,274	$12,852	$15,072	$33,786
12/25	$14,103	$14,767	$17,450	$39,827

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A	14.90%	10.86%	3.97%
Class A including sales charges	9.68%	9.84%	3.50%
BCOM (Gross, USD, Unhedged)	15.77%	10.63%	5.72%
S&P 500® Index	17.88%	14.42%	14.81%

AssetsNet	$ 337,225,710
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 1,659,455
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$337,225,710
# of Portfolio Holdings as of Period End	73
Portfolio Turnover Rate for the Period	0%
Total Net Advisory Fees Paid for the Period	$1,659,455

Holdings [Text Block]

Sector Exposure (%)*

Header	Gross	Long	Short	Net
Energy	34.3	29.3	-5.0	24.3
Agriculture	28.7	28.0	-0.7	27.3
Precious Metals	28.2	28.2	-	28.2
Industrial Metals	16.1	15.7	-0.4	15.2
Livestock	5.0	5.0	-	5.0

* Sector exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given sector), divided by the Fund's net assets exposure within each sector. "Net Exposure" represents the net exposure within the Fund to a given sector, calculated as the difference between long and short exposures. Short-term Investments include money market funds and U.S. Treasury Bills and generally represent the collateral for Fund's derivative positions.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective April 30, 2025, the Fund’s Investment Adviser agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, taxes, dividend and interest expenses on short sales, interest, broker fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.074% of the Fund’s average daily net assets.

Material Fund Change Expenses [Text Block]

Effective April 30, 2025, the Fund’s Investment Adviser agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, taxes, dividend and interest expenses on short sales, interest, broker fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.074% of the Fund’s average daily net assets.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000043359
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Commodity Strategy Fund
Class Name	Class C
Trading Symbol	GSCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Commodity Strategy Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$180	1.68%

Expenses Paid, Amount	$ 180
Expense Ratio, Percent	1.68%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Aggressive U.S. trade policies, tariffs, deregulation, supply/demand shocks and constraints, U.S. and international monetary policy, currency dynamics, China’s economic trajectory, geopolitical developments and weather anomalies led to bifurcated commodities markets in 2025 wherein gains in metals and livestock offset weakness in energy and agriculture.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class C (including sales charges)	Class C (excluding sales charges)	BCOM (Gross, USD, Unhedged)	S&P 500® Index
1/1/16	$9,900	$10,000	$10,000	$10,000
12/16	$10,995	$11,106	$11,177	$11,196
12/17	$11,342	$11,457	$11,367	$13,640
12/18	$9,546	$9,642	$10,089	$13,042
12/19	$11,029	$11,141	$10,865	$17,149
12/20	$8,401	$8,486	$10,525	$20,304
12/21	$11,093	$11,205	$13,379	$26,132
12/22	$12,702	$12,830	$15,532	$21,399
12/23	$11,358	$11,473	$14,303	$27,025
12/24	$11,890	$12,010	$15,072	$33,786
12/25	$13,557	$13,694	$17,450	$39,827

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C	14.02%	10.04%	3.19%
Class C including sales charges	12.88%	10.04%	3.19%
BCOM (Gross, USD, Unhedged)	15.77%	10.63%	5.72%
S&P 500® Index	17.88%	14.42%	14.81%

AssetsNet	$ 337,225,710
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 1,659,455
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$337,225,710
# of Portfolio Holdings as of Period End	73
Portfolio Turnover Rate for the Period	0%
Total Net Advisory Fees Paid for the Period	$1,659,455

Holdings [Text Block]

Sector Exposure (%)*

Header	Gross	Long	Short	Net
Energy	34.3	29.3	-5.0	24.3
Agriculture	28.7	28.0	-0.7	27.3
Precious Metals	28.2	28.2	-	28.2
Industrial Metals	16.1	15.7	-0.4	15.2
Livestock	5.0	5.0	-	5.0

* Sector exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given sector), divided by the Fund's net assets exposure within each sector. "Net Exposure" represents the net exposure within the Fund to a given sector, calculated as the difference between long and short exposures. Short-term Investments include money market funds and U.S. Treasury Bills and generally represent the collateral for Fund's derivative positions.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective April 30, 2025, the Fund’s Investment Adviser agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, taxes, dividend and interest expenses on short sales, interest, broker fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.074% of the Fund’s average daily net assets.

Material Fund Change Expenses [Text Block]

Effective April 30, 2025, the Fund’s Investment Adviser agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, taxes, dividend and interest expenses on short sales, interest, broker fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.074% of the Fund’s average daily net assets.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201770
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Commodity Strategy Fund
Class Name	Class P
Trading Symbol	GGRPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Commodity Strategy Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$63	0.59%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Aggressive U.S. trade policies, tariffs, deregulation, supply/demand shocks and constraints, U.S. and international monetary policy, currency dynamics, China’s economic trajectory, geopolitical developments and weather anomalies led to bifurcated commodities markets in 2025 wherein gains in metals and livestock offset weakness in energy and agriculture.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class P	BCOM (Gross, USD, Unhedged)	S&P 500® Index
4/17/18	$10,000	$10,000	$10,000
12/18	$8,169	$8,749	$9,394
12/19	$9,536	$9,422	$12,351
12/20	$7,352	$9,127	$14,624
12/21	$9,812	$11,602	$18,822
12/22	$11,366	$13,469	$15,413
12/23	$10,261	$12,403	$19,465
12/24	$10,865	$13,070	$24,335
12/25	$12,519	$15,132	$28,686

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception
Class P (Commenced April 17, 2018)	15.23%	11.23%	2.96%
BCOM (Gross, USD, Unhedged)	15.77%	10.63%	5.52%
S&P 500® Index	17.88%	14.42%	14.64%

Performance Inception Date	Apr. 17, 2018
AssetsNet	$ 337,225,710
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 1,659,455
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$337,225,710
# of Portfolio Holdings as of Period End	73
Portfolio Turnover Rate for the Period	0%
Total Net Advisory Fees Paid for the Period	$1,659,455

Holdings [Text Block]

Sector Exposure (%)*

Header	Gross	Long	Short	Net
Energy	34.3	29.3	-5.0	24.3
Agriculture	28.7	28.0	-0.7	27.3
Precious Metals	28.2	28.2	-	28.2
Industrial Metals	16.1	15.7	-0.4	15.2
Livestock	5.0	5.0	-	5.0

* Sector exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given sector), divided by the Fund's net assets exposure within each sector. "Net Exposure" represents the net exposure within the Fund to a given sector, calculated as the difference between long and short exposures. Short-term Investments include money market funds and U.S. Treasury Bills and generally represent the collateral for Fund's derivative positions.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective April 30, 2025, the Fund’s Investment Adviser agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, taxes, dividend and interest expenses on short sales, interest, broker fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.074% of the Fund’s average daily net assets.

Material Fund Change Expenses [Text Block]

Effective April 30, 2025, the Fund’s Investment Adviser agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, taxes, dividend and interest expenses on short sales, interest, broker fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.074% of the Fund’s average daily net assets.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058992
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Commodity Strategy Fund
Class Name	Class R
Trading Symbol	GCCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Commodity Strategy Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$127	1.18%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Aggressive U.S. trade policies, tariffs, deregulation, supply/demand shocks and constraints, U.S. and international monetary policy, currency dynamics, China’s economic trajectory, geopolitical developments and weather anomalies led to bifurcated commodities markets in 2025 wherein gains in metals and livestock offset weakness in energy and agriculture.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R	BCOM (Gross, USD, Unhedged)	S&P 500® Index
1/1/16	$10,000	$10,000	$10,000
12/16	$11,163	$11,177	$11,196
12/17	$11,565	$11,367	$13,640
12/18	$9,784	$10,089	$13,042
12/19	$11,360	$10,865	$17,149
12/20	$8,700	$10,525	$20,304
12/21	$11,547	$13,379	$26,132
12/22	$13,287	$15,532	$21,399
12/23	$11,933	$14,303	$27,025
12/24	$12,561	$15,072	$33,786
12/25	$14,391	$17,450	$39,827

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R	14.57%	10.58%	3.70%
BCOM (Gross, USD, Unhedged)	15.77%	10.63%	5.72%
S&P 500® Index	17.88%	14.42%	14.81%

AssetsNet	$ 337,225,710
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 1,659,455
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$337,225,710
# of Portfolio Holdings as of Period End	73
Portfolio Turnover Rate for the Period	0%
Total Net Advisory Fees Paid for the Period	$1,659,455

Holdings [Text Block]

Sector Exposure (%)*

Header	Gross	Long	Short	Net
Energy	34.3	29.3	-5.0	24.3
Agriculture	28.7	28.0	-0.7	27.3
Precious Metals	28.2	28.2	-	28.2
Industrial Metals	16.1	15.7	-0.4	15.2
Livestock	5.0	5.0	-	5.0

* Sector exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given sector), divided by the Fund's net assets exposure within each sector. "Net Exposure" represents the net exposure within the Fund to a given sector, calculated as the difference between long and short exposures. Short-term Investments include money market funds and U.S. Treasury Bills and generally represent the collateral for Fund's derivative positions.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective April 30, 2025, the Fund’s Investment Adviser agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, taxes, dividend and interest expenses on short sales, interest, broker fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.074% of the Fund’s average daily net assets.

Material Fund Change Expenses [Text Block]

Effective April 30, 2025, the Fund’s Investment Adviser agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, taxes, dividend and interest expenses on short sales, interest, broker fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.074% of the Fund’s average daily net assets.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161523
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Commodity Strategy Fund
Class Name	Class R6
Trading Symbol	GCCUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Commodity Strategy Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$64	0.59%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Aggressive U.S. trade policies, tariffs, deregulation, supply/demand shocks and constraints, U.S. and international monetary policy, currency dynamics, China’s economic trajectory, geopolitical developments and weather anomalies led to bifurcated commodities markets in 2025 wherein gains in metals and livestock offset weakness in energy and agriculture.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R6	BCOM (Gross, USD, Unhedged)	S&P 500® Index
1/1/16	$10,000	$10,000	$10,000
12/16	$11,228	$11,177	$11,196
12/17	$11,710	$11,367	$13,640
12/18	$9,958	$10,089	$13,042
12/19	$11,638	$10,865	$17,149
12/20	$8,965	$10,525	$20,304
12/21	$11,962	$13,379	$26,132
12/22	$13,857	$15,532	$21,399
12/23	$12,512	$14,303	$27,025
12/24	$13,246	$15,072	$33,786
12/25	$15,279	$17,450	$39,827

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R6	15.35%	11.25%	4.33%
BCOM (Gross, USD, Unhedged)	15.77%	10.63%	5.72%
S&P 500® Index	17.88%	14.42%	14.81%

AssetsNet	$ 337,225,710
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 1,659,455
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$337,225,710
# of Portfolio Holdings as of Period End	73
Portfolio Turnover Rate for the Period	0%
Total Net Advisory Fees Paid for the Period	$1,659,455

Holdings [Text Block]

Sector Exposure (%)*

Header	Gross	Long	Short	Net
Energy	34.3	29.3	-5.0	24.3
Agriculture	28.7	28.0	-0.7	27.3
Precious Metals	28.2	28.2	-	28.2
Industrial Metals	16.1	15.7	-0.4	15.2
Livestock	5.0	5.0	-	5.0

* Sector exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given sector), divided by the Fund's net assets exposure within each sector. "Net Exposure" represents the net exposure within the Fund to a given sector, calculated as the difference between long and short exposures. Short-term Investments include money market funds and U.S. Treasury Bills and generally represent the collateral for Fund's derivative positions.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective April 30, 2025, the Fund’s Investment Adviser agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, taxes, dividend and interest expenses on short sales, interest, broker fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.074% of the Fund’s average daily net assets.

Material Fund Change Expenses [Text Block]

Effective April 30, 2025, the Fund’s Investment Adviser agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, taxes, dividend and interest expenses on short sales, interest, broker fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.074% of the Fund’s average daily net assets.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000043360
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Commodity Strategy Fund
Class Name	Institutional Class
Trading Symbol	GCCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Commodity Strategy Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$65	0.60%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Aggressive U.S. trade policies, tariffs, deregulation, supply/demand shocks and constraints, U.S. and international monetary policy, currency dynamics, China’s economic trajectory, geopolitical developments and weather anomalies led to bifurcated commodities markets in 2025 wherein gains in metals and livestock offset weakness in energy and agriculture.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional Shares	BCOM (Gross, USD, Unhedged)	S&P 500® Index
1/1/16	$1,000,000	$1,000,000	$1,000,000
12/16	$1,123,600	$1,117,667	$1,119,599
12/17	$1,171,690	$1,136,714	$1,364,025
12/18	$997,225	$1,008,885	$1,304,222
12/19	$1,164,460	$1,086,478	$1,714,874
12/20	$896,401	$1,052,538	$2,030,390
12/21	$1,196,875	$1,337,873	$2,613,222
12/22	$1,385,383	$1,553,179	$2,139,945
12/23	$1,251,694	$1,430,283	$2,702,486
12/24	$1,325,293	$1,507,243	$3,378,640
12/25	$1,527,533	$1,744,967	$3,982,741

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Institutional Shares	15.26%	11.24%	4.32%
BCOM (Gross, USD, Unhedged)	15.77%	10.63%	5.72%
S&P 500® Index	17.88%	14.42%	14.81%

AssetsNet	$ 337,225,710
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 1,659,455
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$337,225,710
# of Portfolio Holdings as of Period End	73
Portfolio Turnover Rate for the Period	0%
Total Net Advisory Fees Paid for the Period	$1,659,455

Holdings [Text Block]

Sector Exposure (%)*

Header	Gross	Long	Short	Net
Energy	34.3	29.3	-5.0	24.3
Agriculture	28.7	28.0	-0.7	27.3
Precious Metals	28.2	28.2	-	28.2
Industrial Metals	16.1	15.7	-0.4	15.2
Livestock	5.0	5.0	-	5.0

* Sector exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given sector), divided by the Fund's net assets exposure within each sector. "Net Exposure" represents the net exposure within the Fund to a given sector, calculated as the difference between long and short exposures. Short-term Investments include money market funds and U.S. Treasury Bills and generally represent the collateral for Fund's derivative positions.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective April 30, 2025, the Fund’s Investment Adviser agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, taxes, dividend and interest expenses on short sales, interest, broker fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.074% of the Fund’s average daily net assets.

Material Fund Change Expenses [Text Block]

Effective April 30, 2025, the Fund’s Investment Adviser agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, taxes, dividend and interest expenses on short sales, interest, broker fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.074% of the Fund’s average daily net assets.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058993
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Commodity Strategy Fund
Class Name	Investor Class
Trading Symbol	GCCTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Commodity Strategy Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$73	0.68%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Aggressive U.S. trade policies, tariffs, deregulation, supply/demand shocks and constraints, U.S. and international monetary policy, currency dynamics, China’s economic trajectory, geopolitical developments and weather anomalies led to bifurcated commodities markets in 2025 wherein gains in metals and livestock offset weakness in energy and agriculture.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Investor Shares	BCOM (Gross, USD, Unhedged)	S&P 500® Index
1/1/16	$10,000	$10,000	$10,000
12/16	$11,224	$11,177	$11,196
12/17	$11,682	$11,367	$13,640
12/18	$9,933	$10,089	$13,042
12/19	$11,595	$10,865	$17,149
12/20	$8,922	$10,525	$20,304
12/21	$11,896	$13,379	$26,132
12/22	$13,775	$15,532	$21,399
12/23	$12,427	$14,303	$27,025
12/24	$13,143	$15,072	$33,786
12/25	$15,130	$17,450	$39,827

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Investor Shares	15.12%	11.13%	4.23%
BCOM (Gross, USD, Unhedged)	15.77%	10.63%	5.72%
S&P 500® Index	17.88%	14.42%	14.81%

AssetsNet	$ 337,225,710
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 1,659,455
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$337,225,710
# of Portfolio Holdings as of Period End	73
Portfolio Turnover Rate for the Period	0%
Total Net Advisory Fees Paid for the Period	$1,659,455

Holdings [Text Block]

Sector Exposure (%)*

Header	Gross	Long	Short	Net
Energy	34.3	29.3	-5.0	24.3
Agriculture	28.7	28.0	-0.7	27.3
Precious Metals	28.2	28.2	-	28.2
Industrial Metals	16.1	15.7	-0.4	15.2
Livestock	5.0	5.0	-	5.0

* Sector exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given sector), divided by the Fund's net assets exposure within each sector. "Net Exposure" represents the net exposure within the Fund to a given sector, calculated as the difference between long and short exposures. Short-term Investments include money market funds and U.S. Treasury Bills and generally represent the collateral for Fund's derivative positions.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective April 30, 2025, the Fund’s Investment Adviser agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, taxes, dividend and interest expenses on short sales, interest, broker fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.074% of the Fund’s average daily net assets.

Material Fund Change Expenses [Text Block]

Effective April 30, 2025, the Fund’s Investment Adviser agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, taxes, dividend and interest expenses on short sales, interest, broker fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.074% of the Fund’s average daily net assets.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025591
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Dynamic Global Equity Fund
Class Name	Class A
Trading Symbol	GAPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Dynamic Global Equity Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$61	0.55%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad international equity market was volatile but strong amid tariff uncertainty and geopolitical tensions. Further boosting sentiment was an improving economic outlook in Europe, central bank rate cuts, increased defense spending, rising commodity prices, resilient corporate earnings and enthusiasm for technology/AI.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class A (including sales charges)	Class A (excluding sales charges)	MSCI® ACWI Index (Net, USD, Unhedged)
1/1/16	$9,450	$10,000	$10,000
12/16	$10,095	$10,683	$10,786
12/17	$12,716	$13,456	$13,372
12/18	$11,267	$11,922	$12,113
12/19	$14,158	$14,982	$15,335
12/20	$16,025	$16,958	$17,828
12/21	$19,241	$20,361	$21,133
12/22	$15,526	$16,429	$17,252
12/23	$18,665	$19,751	$21,082
12/24	$21,903	$23,178	$24,769
12/25	$26,556	$28,101	$30,302

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A	21.24%	10.62%	10.88%
Class A including sales charges	14.60%	9.38%	10.25%
MSCI® ACWI Index (Net, USD, Unhedged)	22.34%	11.19%	11.71%

AssetsNet	$ 441,124,147
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 610,086
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$441,124,147
# of Portfolio Holdings as of Period End	17
Portfolio Turnover Rate for the Period	36%
Total Net Advisory Fees Paid for the Period	$610,086

Holdings [Text Block]

Fund Allocation (%)

Equity	55.5%
Exchange-Traded Funds	38.2%
Investment Companies	2.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025593
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Dynamic Global Equity Fund
Class Name	Class C
Trading Symbol	GAXCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Dynamic Global Equity Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$143	1.30%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad international equity market was volatile but strong amid tariff uncertainty and geopolitical tensions. Further boosting sentiment was an improving economic outlook in Europe, central bank rate cuts, increased defense spending, rising commodity prices, resilient corporate earnings and enthusiasm for technology/AI.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class C (including sales charges)	Class C (excluding sales charges)	MSCI® ACWI Index (Net, USD, Unhedged)
1/1/16	$9,900	$10,000	$10,000
12/16	$10,491	$10,597	$10,786
12/17	$13,122	$13,255	$13,372
12/18	$11,542	$11,659	$12,113
12/19	$14,396	$14,541	$15,335
12/20	$16,170	$16,334	$17,828
12/21	$19,274	$19,468	$21,133
12/22	$15,436	$15,592	$17,252
12/23	$18,426	$18,612	$21,082
12/24	$21,454	$21,670	$24,769
12/25	$25,815	$26,076	$30,302

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C	20.33%	9.80%	10.05%
Class C including sales charges	19.12%	9.80%	10.05%
MSCI® ACWI Index (Net, USD, Unhedged)	22.34%	11.19%	11.71%

AssetsNet	$ 441,124,147
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 610,086
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$441,124,147
# of Portfolio Holdings as of Period End	17
Portfolio Turnover Rate for the Period	36%
Total Net Advisory Fees Paid for the Period	$610,086

Holdings [Text Block]

Fund Allocation (%)

Equity	55.5%
Exchange-Traded Funds	38.2%
Investment Companies	2.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201786
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Dynamic Global Equity Fund
Class Name	Class P
Trading Symbol	GADPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Dynamic Global Equity Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$20	0.18%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad international equity market was volatile but strong amid tariff uncertainty and geopolitical tensions. Further boosting sentiment was an improving economic outlook in Europe, central bank rate cuts, increased defense spending, rising commodity prices, resilient corporate earnings and enthusiasm for technology/AI.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class P	MSCI® ACWI Index (Net, USD, Unhedged)
4/17/18	$10,000	$10,000
12/18	$8,720	$8,955
12/19	$11,004	$11,337
12/20	$12,501	$13,179
12/21	$15,069	$15,622
12/22	$12,206	$12,753
12/23	$14,734	$15,585
12/24	$17,349	$18,311
12/25	$21,109	$22,401

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception
Class P (Commenced April 17, 2018)	21.67%	11.04%	10.17%
MSCI® ACWI Index (Net, USD, Unhedged)	22.34%	11.19%	11.02%

Performance Inception Date	Apr. 17, 2018
AssetsNet	$ 441,124,147
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 610,086
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$441,124,147
# of Portfolio Holdings as of Period End	17
Portfolio Turnover Rate for the Period	36%
Total Net Advisory Fees Paid for the Period	$610,086

Holdings [Text Block]

Fund Allocation (%)

Equity	55.5%
Exchange-Traded Funds	38.2%
Investment Companies	2.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058975
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Dynamic Global Equity Fund
Class Name	Class R
Trading Symbol	GAPRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Dynamic Global Equity Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$88	0.80%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad international equity market was volatile but strong amid tariff uncertainty and geopolitical tensions. Further boosting sentiment was an improving economic outlook in Europe, central bank rate cuts, increased defense spending, rising commodity prices, resilient corporate earnings and enthusiasm for technology/AI.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R	MSCI® ACWI Index (Net, USD, Unhedged)
1/1/16	$10,000	$10,000
12/16	$10,650	$10,786
12/17	$13,387	$13,372
12/18	$11,830	$12,113
12/19	$14,830	$15,335
12/20	$16,746	$17,828
12/21	$20,055	$21,133
12/22	$16,147	$17,252
12/23	$19,368	$21,082
12/24	$22,658	$24,769
12/25	$27,401	$30,302

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R	20.93%	10.34%	10.60%
MSCI® ACWI Index (Net, USD, Unhedged)	22.34%	11.19%	11.71%

AssetsNet	$ 441,124,147
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 610,086
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$441,124,147
# of Portfolio Holdings as of Period End	17
Portfolio Turnover Rate for the Period	36%
Total Net Advisory Fees Paid for the Period	$610,086

Holdings [Text Block]

Fund Allocation (%)

Equity	55.5%
Exchange-Traded Funds	38.2%
Investment Companies	2.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161534
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Dynamic Global Equity Fund
Class Name	Class R6
Trading Symbol	GAPUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Dynamic Global Equity Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$20	0.18%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad international equity market was volatile but strong amid tariff uncertainty and geopolitical tensions. Further boosting sentiment was an improving economic outlook in Europe, central bank rate cuts, increased defense spending, rising commodity prices, resilient corporate earnings and enthusiasm for technology/AI.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R6	MSCI® ACWI Index (Net, USD, Unhedged)
1/1/16	$10,000	$10,000
12/16	$10,714	$10,786
12/17	$13,557	$13,372
12/18	$12,066	$12,113
12/19	$15,220	$15,335
12/20	$17,292	$17,828
12/21	$20,845	$21,133
12/22	$16,887	$17,252
12/23	$20,375	$21,082
12/24	$23,994	$24,769
12/25	$29,203	$30,302

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R6	21.71%	11.04%	11.30%
MSCI® ACWI Index (Net, USD, Unhedged)	22.34%	11.19%	11.71%

AssetsNet	$ 441,124,147
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 610,086
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$441,124,147
# of Portfolio Holdings as of Period End	17
Portfolio Turnover Rate for the Period	36%
Total Net Advisory Fees Paid for the Period	$610,086

Holdings [Text Block]

Fund Allocation (%)

Equity	55.5%
Exchange-Traded Funds	38.2%
Investment Companies	2.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025589
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Dynamic Global Equity Fund
Class Name	Institutional Class
Trading Symbol	GAPIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Dynamic Global Equity Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$21	0.19%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad international equity market was volatile but strong amid tariff uncertainty and geopolitical tensions. Further boosting sentiment was an improving economic outlook in Europe, central bank rate cuts, increased defense spending, rising commodity prices, resilient corporate earnings and enthusiasm for technology/AI.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional Shares	MSCI® ACWI Index (Net, USD, Unhedged)
1/1/16	$1,000,000	$1,000,000
12/16	$1,072,000	$1,078,643
12/17	$1,355,866	$1,337,216
12/18	$1,205,771	$1,211,325
12/19	$1,521,442	$1,533,506
12/20	$1,728,358	$1,782,776
12/21	$2,082,672	$2,113,255
12/22	$1,687,381	$1,725,177
12/23	$2,035,825	$2,108,199
12/24	$2,397,184	$2,476,895
12/25	$2,917,133	$3,030,169

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Institutional Shares	21.69%	11.03%	11.29%
MSCI® ACWI Index (Net, USD, Unhedged)	22.34%	11.19%	11.71%

AssetsNet	$ 441,124,147
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 610,086
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$441,124,147
# of Portfolio Holdings as of Period End	17
Portfolio Turnover Rate for the Period	36%
Total Net Advisory Fees Paid for the Period	$610,086

Holdings [Text Block]

Fund Allocation (%)

Equity	55.5%
Exchange-Traded Funds	38.2%
Investment Companies	2.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058976
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Dynamic Global Equity Fund
Class Name	Investor Class
Trading Symbol	GAPTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Dynamic Global Equity Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$33	0.30%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad international equity market was volatile but strong amid tariff uncertainty and geopolitical tensions. Further boosting sentiment was an improving economic outlook in Europe, central bank rate cuts, increased defense spending, rising commodity prices, resilient corporate earnings and enthusiasm for technology/AI.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Investor Shares	MSCI® ACWI Index (Net, USD, Unhedged)
1/1/16	$10,000	$10,000
12/16	$10,701	$10,786
12/17	$13,521	$13,372
12/18	$12,009	$12,113
12/19	$15,128	$15,335
12/20	$17,167	$17,828
12/21	$20,662	$21,133
12/22	$16,720	$17,252
12/23	$20,151	$21,082
12/24	$23,703	$24,769
12/25	$28,804	$30,302

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Investor Shares	21.52%	10.90%	11.15%
MSCI® ACWI Index (Net, USD, Unhedged)	22.34%	11.19%	11.71%

AssetsNet	$ 441,124,147
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 610,086
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$441,124,147
# of Portfolio Holdings as of Period End	17
Portfolio Turnover Rate for the Period	36%
Total Net Advisory Fees Paid for the Period	$610,086

Holdings [Text Block]

Fund Allocation (%)

Equity	55.5%
Exchange-Traded Funds	38.2%
Investment Companies	2.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025590
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Dynamic Global Equity Fund
Class Name	Service Class
Trading Symbol	GAPSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Dynamic Global Equity Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$76	0.69%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad international equity market was volatile but strong amid tariff uncertainty and geopolitical tensions. Further boosting sentiment was an improving economic outlook in Europe, central bank rate cuts, increased defense spending, rising commodity prices, resilient corporate earnings and enthusiasm for technology/AI.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Service Shares	MSCI® ACWI Index (Net, USD, Unhedged)
1/1/16	$10,000	$10,000
12/16	$10,668	$10,786
12/17	$13,419	$13,372
12/18	$11,879	$12,113
12/19	$14,907	$15,335
12/20	$16,856	$17,828
12/21	$20,211	$21,133
12/22	$16,292	$17,252
12/23	$19,565	$21,082
12/24	$22,918	$24,769
12/25	$27,743	$30,302

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Service Shares	21.05%	10.47%	10.73%
MSCI® ACWI Index (Net, USD, Unhedged)	22.34%	11.19%	11.71%

AssetsNet	$ 441,124,147
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 610,086
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$441,124,147
# of Portfolio Holdings as of Period End	17
Portfolio Turnover Rate for the Period	36%
Total Net Advisory Fees Paid for the Period	$610,086

Holdings [Text Block]

Fund Allocation (%)

Equity	55.5%
Exchange-Traded Funds	38.2%
Investment Companies	2.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000050447
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Equity Dividend and Premium Fund
Class Name	Class A
Trading Symbol	GIDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs International Equity Dividend and Premium Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$136	1.19%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad international equity market was volatile but strong amid tariff uncertainty and geopolitical tensions. The market advance was supported by an improving economic outlook in Europe, central bank rate cuts, increased defense spending, rising commodity prices, resilient corporate earnings and enthusiasm for technology/AI.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class A (including sales charges)	Class A (excluding sales charges)	Bloomberg Global Aggregate Bond Index (Gross, USD, Unhedged)	MSCI EAFE Index (Net, USD, Unhedged)
1/1/16	$9,450	$10,000	$10,000	$10,000
12/16	$9,512	$10,066	$10,209	$10,100
12/17	$11,734	$12,417	$10,964	$12,628
12/18	$10,169	$10,761	$10,832	$10,887
12/19	$11,635	$12,313	$11,573	$13,284
12/20	$11,744	$12,427	$12,637	$14,322
12/21	$12,794	$13,538	$12,042	$15,935
12/22	$11,477	$12,145	$10,085	$13,632
12/23	$13,303	$14,077	$10,662	$16,118
12/24	$12,967	$13,721	$10,482	$16,735
12/25	$16,745	$17,720	$11,338	$21,959

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A	29.14%	7.35%	5.88%
Class A including sales charges	22.11%	6.13%	5.29%
Bloomberg Global Aggregate Bond Index (Gross, USD, Unhedged)	8.17%	-2.14%	1.26%
MSCI EAFE Index (Net, USD, Unhedged)	31.22%	8.92%	8.18%

AssetsNet	$ 152,534,131
Holdings Count | Holding	277
Advisory Fees Paid, Amount	$ 1,192,812
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$152,534,131
# of Portfolio Holdings as of Period End	277
Portfolio Turnover Rate for the Period	16%
Total Net Advisory Fees Paid for the Period	$1,192,812

Holdings [Text Block]

Sector Allocation (%)

Financials	26.5%
Industrials	19.7%
Health Care	10.4%
Consumer Discretionary	9.3%
Information Technology	7.6%
Consumer Staples	6.6%
Materials	5.8%
Communication Services	5.0%
Utilities	4.5%
Other	4.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000050448
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Equity Dividend and Premium Fund
Class Name	Class C
Trading Symbol	GIDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs International Equity Dividend and Premium Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$223	1.95%

Expenses Paid, Amount	$ 223
Expense Ratio, Percent	1.95%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad international equity market was volatile but strong amid tariff uncertainty and geopolitical tensions. The market advance was supported by an improving economic outlook in Europe, central bank rate cuts, increased defense spending, rising commodity prices, resilient corporate earnings and enthusiasm for technology/AI.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class C (including sales charges)	Class C (excluding sales charges)	Bloomberg Global Aggregate Bond Index (Gross, USD, Unhedged)	MSCI EAFE Index (Net, USD, Unhedged)
1/1/16	$9,900	$10,000	$10,000	$10,000
12/16	$9,879	$9,979	$10,209	$10,100
12/17	$12,102	$12,224	$10,964	$12,628
12/18	$10,407	$10,512	$10,832	$10,887
12/19	$11,816	$11,935	$11,573	$13,284
12/20	$11,837	$11,956	$12,637	$14,322
12/21	$12,810	$12,939	$12,042	$15,935
12/22	$11,402	$11,517	$10,085	$13,632
12/23	$13,111	$13,244	$10,662	$16,118
12/24	$12,686	$12,815	$10,482	$16,735
12/25	$16,272	$16,436	$11,338	$21,959

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C	28.26%	6.57%	5.09%
Class C including sales charges	27.24%	6.57%	5.09%
Bloomberg Global Aggregate Bond Index (Gross, USD, Unhedged)	8.17%	-2.14%	1.26%
MSCI EAFE Index (Net, USD, Unhedged)	31.22%	8.92%	8.18%

AssetsNet	$ 152,534,131
Holdings Count | Holding	277
Advisory Fees Paid, Amount	$ 1,192,812
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$152,534,131
# of Portfolio Holdings as of Period End	277
Portfolio Turnover Rate for the Period	16%
Total Net Advisory Fees Paid for the Period	$1,192,812

Holdings [Text Block]

Sector Allocation (%)

Financials	26.5%
Industrials	19.7%
Health Care	10.4%
Consumer Discretionary	9.3%
Information Technology	7.6%
Consumer Staples	6.6%
Materials	5.8%
Communication Services	5.0%
Utilities	4.5%
Other	4.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201772
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Equity Dividend and Premium Fund
Class Name	Class P
Trading Symbol	GGHPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs International Equity Dividend and Premium Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$101	0.88%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad international equity market was volatile but strong amid tariff uncertainty and geopolitical tensions. The market advance was supported by an improving economic outlook in Europe, central bank rate cuts, increased defense spending, rising commodity prices, resilient corporate earnings and enthusiasm for technology/AI.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class P	Bloomberg Global Aggregate Bond Index (Gross, USD, Unhedged)	MSCI EAFE Index (Net, USD, Unhedged)
4/17/18	$10,000	$10,000	$10,000
12/18	$8,565	$9,742	$8,548
12/19	$9,835	$10,409	$10,430
12/20	$9,967	$11,366	$11,245
12/21	$10,901	$10,831	$12,511
12/22	$9,814	$9,071	$10,703
12/23	$11,398	$9,589	$12,655
12/24	$11,154	$9,427	$13,139
12/25	$14,457	$10,197	$17,241

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception
Class P (Commenced April 17, 2018)	29.61%	7.72%	4.89%
Bloomberg Global Aggregate Bond Index (Gross, USD, Unhedged)	8.17%	-2.14%	0.25%
MSCI EAFE Index (Net, USD, Unhedged)	31.22%	8.92%	7.32%

Performance Inception Date	Apr. 17, 2018
AssetsNet	$ 152,534,131
Holdings Count | Holding	277
Advisory Fees Paid, Amount	$ 1,192,812
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$152,534,131
# of Portfolio Holdings as of Period End	277
Portfolio Turnover Rate for the Period	16%
Total Net Advisory Fees Paid for the Period	$1,192,812

Holdings [Text Block]

Sector Allocation (%)

Financials	26.5%
Industrials	19.7%
Health Care	10.4%
Consumer Discretionary	9.3%
Information Technology	7.6%
Consumer Staples	6.6%
Materials	5.8%
Communication Services	5.0%
Utilities	4.5%
Other	4.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000200309
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Equity Dividend and Premium Fund
Class Name	Class R6
Trading Symbol	GIDUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs International Equity Dividend and Premium Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$101	0.88%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad international equity market was volatile but strong amid tariff uncertainty and geopolitical tensions. The market advance was supported by an improving economic outlook in Europe, central bank rate cuts, increased defense spending, rising commodity prices, resilient corporate earnings and enthusiasm for technology/AI.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R6	Bloomberg Global Aggregate Bond Index (Gross, USD, Unhedged)	MSCI EAFE Index (Net, USD, Unhedged)
4/30/18	$10,000	$10,000	$10,000
12/18	$8,675	$9,906	$8,560
12/19	$9,963	$10,584	$10,444
12/20	$10,097	$11,557	$11,260
12/21	$11,044	$11,013	$12,529
12/22	$9,941	$9,223	$10,718
12/23	$11,548	$9,750	$12,673
12/24	$11,301	$9,586	$13,157
12/25	$14,651	$10,369	$17,265

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception
Class R6 (Commenced April 30, 2018)	29.65%	7.73%	5.10%
Bloomberg Global Aggregate Bond Index (Gross, USD, Unhedged)	8.17%	-2.14%	0.47%
MSCI EAFE Index (Net, USD, Unhedged)	31.22%	8.92%	7.37%

Performance Inception Date	Apr. 30, 2018
AssetsNet	$ 152,534,131
Holdings Count | Holding	277
Advisory Fees Paid, Amount	$ 1,192,812
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$152,534,131
# of Portfolio Holdings as of Period End	277
Portfolio Turnover Rate for the Period	16%
Total Net Advisory Fees Paid for the Period	$1,192,812

Holdings [Text Block]

Sector Allocation (%)

Financials	26.5%
Industrials	19.7%
Health Care	10.4%
Consumer Discretionary	9.3%
Information Technology	7.6%
Consumer Staples	6.6%
Materials	5.8%
Communication Services	5.0%
Utilities	4.5%
Other	4.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000050446
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Equity Dividend and Premium Fund
Class Name	Institutional Class
Trading Symbol	GIDHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs International Equity Dividend and Premium Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$102	0.89%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad international equity market was volatile but strong amid tariff uncertainty and geopolitical tensions. The market advance was supported by an improving economic outlook in Europe, central bank rate cuts, increased defense spending, rising commodity prices, resilient corporate earnings and enthusiasm for technology/AI.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional Shares	Bloomberg Global Aggregate Bond Index (Gross, USD, Unhedged)	MSCI EAFE Index (Net, USD, Unhedged)
1/1/16	$1,000,000	$1,000,000	$1,000,000
12/16	$1,009,200	$1,020,859	$1,010,002
12/17	$1,249,894	$1,096,351	$1,262,849
12/18	$1,087,908	$1,083,197	$1,088,699
12/19	$1,249,136	$1,157,283	$1,328,371
12/20	$1,264,001	$1,263,681	$1,432,193
12/21	$1,382,564	$1,204,201	$1,593,506
12/22	$1,244,446	$1,008,536	$1,363,217
12/23	$1,445,424	$1,066,175	$1,611,840
12/24	$1,414,347	$1,048,167	$1,673,463
12/25	$1,833,560	$1,133,780	$2,195,939

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Institutional Shares	29.64%	7.72%	6.24%
Bloomberg Global Aggregate Bond Index (Gross, USD, Unhedged)	8.17%	-2.14%	1.26%
MSCI EAFE Index (Net, USD, Unhedged)	31.22%	8.92%	8.18%

AssetsNet	$ 152,534,131
Holdings Count | Holding	277
Advisory Fees Paid, Amount	$ 1,192,812
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$152,534,131
# of Portfolio Holdings as of Period End	277
Portfolio Turnover Rate for the Period	16%
Total Net Advisory Fees Paid for the Period	$1,192,812

Holdings [Text Block]

Sector Allocation (%)

Financials	26.5%
Industrials	19.7%
Health Care	10.4%
Consumer Discretionary	9.3%
Information Technology	7.6%
Consumer Staples	6.6%
Materials	5.8%
Communication Services	5.0%
Utilities	4.5%
Other	4.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000091966
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Equity Dividend and Premium Fund
Class Name	Investor Class
Trading Symbol	GIRVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs International Equity Dividend and Premium Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$108	0.94%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad international equity market was volatile but strong amid tariff uncertainty and geopolitical tensions. The market advance was supported by an improving economic outlook in Europe, central bank rate cuts, increased defense spending, rising commodity prices, resilient corporate earnings and enthusiasm for technology/AI.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Investor Shares	Bloomberg Global Aggregate Bond Index (Gross, USD, Unhedged)	MSCI EAFE Index (Net, USD, Unhedged)
1/1/16	$10,000	$10,000	$10,000
12/16	$10,096	$10,209	$10,100
12/17	$12,477	$10,964	$12,628
12/18	$10,842	$10,832	$10,887
12/19	$12,437	$11,573	$13,284
12/20	$12,586	$12,637	$14,322
12/21	$13,738	$12,042	$15,935
12/22	$12,352	$10,085	$13,632
12/23	$14,344	$10,662	$16,118
12/24	$14,007	$10,482	$16,735
12/25	$18,169	$11,338	$21,959

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Investor Shares	29.71%	7.61%	6.15%
Bloomberg Global Aggregate Bond Index (Gross, USD, Unhedged)	8.17%	-2.14%	1.26%
MSCI EAFE Index (Net, USD, Unhedged)	31.22%	8.92%	8.18%

AssetsNet	$ 152,534,131
Holdings Count | Holding	277
Advisory Fees Paid, Amount	$ 1,192,812
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$152,534,131
# of Portfolio Holdings as of Period End	277
Portfolio Turnover Rate for the Period	16%
Total Net Advisory Fees Paid for the Period	$1,192,812

Holdings [Text Block]

Sector Allocation (%)

Financials	26.5%
Industrials	19.7%
Health Care	10.4%
Consumer Discretionary	9.3%
Information Technology	7.6%
Consumer Staples	6.6%
Materials	5.8%
Communication Services	5.0%
Utilities	4.5%
Other	4.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025508
Shareholder Report [Line Items]
Fund Name	Goldman Sachs U.S. Equity Dividend and Premium Fund
Class Name	Class A
Trading Symbol	GSPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs U.S. Equity Dividend and Premium Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$107	1.00%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market was volatile but strong amid tariff uncertainty, mixed economic data, elevated valuations and a government shutdown. The market advance was supported by easing trade tensions, corporate earnings results, better inflation data, resilient consumer spending, AI growth optimism and the Fed’s monetary easing.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class A (including sales charges)	Class A (excluding sales charges)	Bloomberg U.S. Aggregate Bond Index	S&P 500® Index
1/1/16	$9,450	$10,000	$10,000	$10,000
12/16	$10,656	$11,276	$10,265	$11,196
12/17	$12,236	$12,948	$10,628	$13,640
12/18	$11,425	$12,090	$10,630	$13,042
12/19	$14,238	$15,066	$11,556	$17,149
12/20	$16,182	$17,124	$12,424	$20,304
12/21	$19,811	$20,964	$12,232	$26,132
12/22	$16,871	$17,853	$10,641	$21,399
12/23	$20,420	$21,609	$11,229	$27,025
12/24	$24,888	$26,337	$11,369	$33,786
12/25	$28,263	$29,908	$12,199	$39,827

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A	13.56%	11.79%	11.57%
Class A including sales charges	7.34%	10.53%	10.94%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P 500® Index	17.88%	14.42%	14.81%

AssetsNet	$ 3,701,649,154
Holdings Count | Holding	186
Advisory Fees Paid, Amount	$ 22,687,419
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$3,701,649,154
# of Portfolio Holdings as of Period End	186
Portfolio Turnover Rate for the Period	29%
Total Net Advisory Fees Paid for the Period	$22,687,419

Holdings [Text Block]

Sector Allocation (%)

Information Technology	35.2%
Financials	12.9%
Communication Services	11.2%
Consumer Discretionary	9.8%
Health Care	9.5%
Industrials	7.7%
Consumer Staples	4.9%
Energy	3.6%
Utilities	2.2%
Other	3.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025509
Shareholder Report [Line Items]
Fund Name	Goldman Sachs U.S. Equity Dividend and Premium Fund
Class Name	Class C
Trading Symbol	GSPQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs U.S. Equity Dividend and Premium Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$186	1.75%

Expenses Paid, Amount	$ 186
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market was volatile but strong amid tariff uncertainty, mixed economic data, elevated valuations and a government shutdown. The market advance was supported by easing trade tensions, corporate earnings results, better inflation data, resilient consumer spending, AI growth optimism and the Fed’s monetary easing.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class C (including sales charges)	Class C (excluding sales charges)	Bloomberg U.S. Aggregate Bond Index	S&P 500® Index
1/1/16	$9,900	$10,000	$10,000	$10,000
12/16	$11,083	$11,195	$10,265	$11,196
12/17	$12,634	$12,761	$10,628	$13,640
12/18	$11,701	$11,819	$10,630	$13,042
12/19	$14,477	$14,623	$11,556	$17,149
12/20	$16,338	$16,503	$12,424	$20,304
12/21	$19,848	$20,048	$12,232	$26,132
12/22	$16,775	$16,945	$10,641	$21,399
12/23	$20,151	$20,354	$11,229	$27,025
12/24	$24,374	$24,621	$11,369	$33,786
12/25	$27,484	$27,762	$12,199	$39,827

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C	12.76%	10.96%	10.74%
Class C including sales charges	11.70%	10.96%	10.74%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P 500® Index	17.88%	14.42%	14.81%

AssetsNet	$ 3,701,649,154
Holdings Count | Holding	186
Advisory Fees Paid, Amount	$ 22,687,419
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$3,701,649,154
# of Portfolio Holdings as of Period End	186
Portfolio Turnover Rate for the Period	29%
Total Net Advisory Fees Paid for the Period	$22,687,419

Holdings [Text Block]

Sector Allocation (%)

Information Technology	35.2%
Financials	12.9%
Communication Services	11.2%
Consumer Discretionary	9.8%
Health Care	9.5%
Industrials	7.7%
Consumer Staples	4.9%
Energy	3.6%
Utilities	2.2%
Other	3.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201766
Shareholder Report [Line Items]
Fund Name	Goldman Sachs U.S. Equity Dividend and Premium Fund
Class Name	Class P
Trading Symbol	GSFPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs U.S. Equity Dividend and Premium Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$72	0.67%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market was volatile but strong amid tariff uncertainty, mixed economic data, elevated valuations and a government shutdown. The market advance was supported by easing trade tensions, corporate earnings results, better inflation data, resilient consumer spending, AI growth optimism and the Fed’s monetary easing.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class P	Bloomberg U.S. Aggregate Bond Index	S&P 500® Index
4/17/18	$10,000	$10,000	$10,000
12/18	$9,327	$10,225	$9,394
12/19	$11,665	$11,117	$12,351
12/20	$13,309	$11,951	$14,624
12/21	$16,361	$11,767	$18,822
12/22	$13,974	$10,236	$15,413
12/23	$16,970	$10,802	$19,465
12/24	$20,740	$10,937	$24,335
12/25	$23,644	$11,736	$28,686

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception
Class P (Commenced April 17, 2018)	14.00%	12.17%	11.80%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.10%
S&P 500® Index	17.88%	14.42%	14.64%

Performance Inception Date	Apr. 17, 2018
AssetsNet	$ 3,701,649,154
Holdings Count | Holding	186
Advisory Fees Paid, Amount	$ 22,687,419
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$3,701,649,154
# of Portfolio Holdings as of Period End	186
Portfolio Turnover Rate for the Period	29%
Total Net Advisory Fees Paid for the Period	$22,687,419

Holdings [Text Block]

Sector Allocation (%)

Information Technology	35.2%
Financials	12.9%
Communication Services	11.2%
Consumer Discretionary	9.8%
Health Care	9.5%
Industrials	7.7%
Consumer Staples	4.9%
Energy	3.6%
Utilities	2.2%
Other	3.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000200306
Shareholder Report [Line Items]
Fund Name	Goldman Sachs U.S. Equity Dividend and Premium Fund
Class Name	Class R6
Trading Symbol	GIDWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs U.S. Equity Dividend and Premium Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$72	0.67%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market was volatile but strong amid tariff uncertainty, mixed economic data, elevated valuations and a government shutdown. The market advance was supported by easing trade tensions, corporate earnings results, better inflation data, resilient consumer spending, AI growth optimism and the Fed’s monetary easing.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R6	Bloomberg U.S. Aggregate Bond Index	S&P 500® Index
4/30/18	$10,000	$10,000	$10,000
12/18	$9,522	$10,225	$9,598
12/19	$11,911	$11,117	$12,620
12/20	$13,600	$11,951	$14,942
12/21	$16,708	$11,767	$19,231
12/22	$14,280	$10,236	$15,748
12/23	$17,330	$10,802	$19,888
12/24	$21,197	$10,937	$24,864
12/25	$24,151	$11,736	$29,309

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception
Class R6 (Commenced April 30, 2018)	13.94%	12.16%	12.17%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.11%
S&P 500® Index	17.88%	14.42%	15.03%

Performance Inception Date	Apr. 30, 2018
AssetsNet	$ 3,701,649,154
Holdings Count | Holding	186
Advisory Fees Paid, Amount	$ 22,687,419
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$3,701,649,154
# of Portfolio Holdings as of Period End	186
Portfolio Turnover Rate for the Period	29%
Total Net Advisory Fees Paid for the Period	$22,687,419

Holdings [Text Block]

Sector Allocation (%)

Information Technology	35.2%
Financials	12.9%
Communication Services	11.2%
Consumer Discretionary	9.8%
Health Care	9.5%
Industrials	7.7%
Consumer Staples	4.9%
Energy	3.6%
Utilities	2.2%
Other	3.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025507
Shareholder Report [Line Items]
Fund Name	Goldman Sachs U.S. Equity Dividend and Premium Fund
Class Name	Institutional Class
Trading Symbol	GSPKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs U.S. Equity Dividend and Premium Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$73	0.68%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market was volatile but strong amid tariff uncertainty, mixed economic data, elevated valuations and a government shutdown. The market advance was supported by easing trade tensions, corporate earnings results, better inflation data, resilient consumer spending, AI growth optimism and the Fed’s monetary easing.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional Shares	Bloomberg U.S. Aggregate Bond Index	S&P 500® Index
1/1/16	$1,000,000	$1,000,000	$1,000,000
12/16	$1,132,100	$1,026,475	$1,119,599
12/17	$1,305,425	$1,062,831	$1,364,025
12/18	$1,223,444	$1,062,952	$1,304,222
12/19	$1,530,039	$1,155,606	$1,714,874
12/20	$1,746,692	$1,242,353	$2,030,390
12/21	$2,145,288	$1,223,195	$2,613,222
12/22	$1,833,577	$1,064,056	$2,139,945
12/23	$2,224,863	$1,122,886	$2,702,486
12/24	$2,720,562	$1,136,925	$3,378,640
12/25	$3,100,897	$1,219,931	$3,982,741

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Institutional Shares	13.98%	12.16%	11.97%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P 500® Index	17.88%	14.42%	14.81%

AssetsNet	$ 3,701,649,154
Holdings Count | Holding	186
Advisory Fees Paid, Amount	$ 22,687,419
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$3,701,649,154
# of Portfolio Holdings as of Period End	186
Portfolio Turnover Rate for the Period	29%
Total Net Advisory Fees Paid for the Period	$22,687,419

Holdings [Text Block]

Sector Allocation (%)

Information Technology	35.2%
Financials	12.9%
Communication Services	11.2%
Consumer Discretionary	9.8%
Health Care	9.5%
Industrials	7.7%
Consumer Staples	4.9%
Energy	3.6%
Utilities	2.2%
Other	3.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000091963
Shareholder Report [Line Items]
Fund Name	Goldman Sachs U.S. Equity Dividend and Premium Fund
Class Name	Investor Class
Trading Symbol	GVIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs U.S. Equity Dividend and Premium Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$80	0.75%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market was volatile but strong amid tariff uncertainty, mixed economic data, elevated valuations and a government shutdown. The market advance was supported by easing trade tensions, corporate earnings results, better inflation data, resilient consumer spending, AI growth optimism and the Fed’s monetary easing.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Investor Shares	Bloomberg U.S. Aggregate Bond Index	S&P 500® Index
1/1/16	$10,000	$10,000	$10,000
12/16	$11,296	$10,265	$11,196
12/17	$13,011	$10,628	$13,640
12/18	$12,169	$10,630	$13,042
12/19	$15,211	$11,556	$17,149
12/20	$17,332	$12,424	$20,304
12/21	$21,280	$12,232	$26,132
12/22	$18,173	$10,641	$21,399
12/23	$22,031	$11,229	$27,025
12/24	$26,917	$11,369	$33,786
12/25	$30,656	$12,199	$39,827

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Investor Shares	13.89%	12.07%	11.84%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P 500® Index	17.88%	14.42%	14.81%

AssetsNet	$ 3,701,649,154
Holdings Count | Holding	186
Advisory Fees Paid, Amount	$ 22,687,419
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$3,701,649,154
# of Portfolio Holdings as of Period End	186
Portfolio Turnover Rate for the Period	29%
Total Net Advisory Fees Paid for the Period	$22,687,419

Holdings [Text Block]

Sector Allocation (%)

Information Technology	35.2%
Financials	12.9%
Communication Services	11.2%
Consumer Discretionary	9.8%
Health Care	9.5%
Industrials	7.7%
Consumer Staples	4.9%
Energy	3.6%
Utilities	2.2%
Other	3.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025449
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Conservative Allocation Fund
Class Name	Class A
Trading Symbol	GIPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Conservative Allocation Fund (formerly, Goldman Sachs Balanced Strategy Portfolio) (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$58	0.55%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Easing trade tensions, robust corporate earnings results, better than consensus anticipated inflation data, resilient consumer spending, enthusiasm for technology/AI and central bank monetary policy influenced capital markets most. Both global equity and fixed income markets broadly generated positive returns.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class A (including sales charges)	Class A (excluding sales charges)	Conservative Allocation Composite Index*	MSCI® ACWI Index (Net, USD, Unhedged)	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
1/1/16	$9,450	$10,000	$10,000	$10,000	$10,000
12/16	$9,927	$10,505	$10,555	$10,786	$10,395
12/17	$11,038	$11,681	$11,724	$13,372	$10,710
12/18	$10,276	$10,875	$11,423	$12,113	$10,899
12/19	$11,843	$12,532	$13,187	$15,335	$11,795
12/20	$13,114	$13,878	$14,660	$17,828	$12,453
12/21	$14,102	$14,923	$15,585	$21,133	$12,280
12/22	$12,115	$12,820	$13,418	$17,252	$10,902
12/23	$13,577	$14,368	$15,168	$21,082	$11,681
12/24	$14,693	$15,549	$16,520	$24,769	$12,078
12/25	$16,380	$17,334	$18,456	$30,302	$12,665

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A	11.48%	4.54%	5.65%
Class A including sales charges	5.36%	3.36%	5.05%
Conservative Allocation Composite Index*	11.72%	4.71%	6.31%
MSCI® ACWI Index (Net, USD, Unhedged)	22.34%	11.19%	11.71%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	4.86%	0.34%	2.39%

AssetsNet	$ 609,340,655
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 848,220
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$609,340,655
# of Portfolio Holdings as of Period End	27
Portfolio Turnover Rate for the Period	24%
Total Net Advisory Fees Paid for the Period	$848,220

Holdings [Text Block]

Fund Allocation (%)

Fixed Income	45.2%
Exchange-Traded Funds	26.6%
Equity	22.7%
Investment Companies	1.3%
Dynamic	0.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective February 13, 2026, the Fund changed its name from the Goldman Sachs Balanced Strategy Portfolio to the Goldman Sachs Conservative Allocation Fund.

The Fund also changed its principal investment strategy reflecting that the Fund will operate as a fund-of-funds investing in underlying fixed income, equity, and alternative funds, with increased fixed income and equity allocations, along with the option to invest in alternative asset classes and monthly rebalancing.

Material Fund Change Name [Text Block]	Effective February 13, 2026, the Fund changed its name from the Goldman Sachs Balanced Strategy Portfolio to the Goldman Sachs Conservative Allocation Fund.
Material Fund Change Strategies [Text Block]

The Fund also changed its principal investment strategy reflecting that the Fund will operate as a fund-of-funds investing in underlying fixed income, equity, and alternative funds, with increased fixed income and equity allocations, along with the option to invest in alternative asset classes and monthly rebalancing.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025451
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Conservative Allocation Fund
Class Name	Class C
Trading Symbol	GIPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Conservative Allocation Fund (formerly, Goldman Sachs Balanced Strategy Portfolio) (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$137	1.30%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Easing trade tensions, robust corporate earnings results, better than consensus anticipated inflation data, resilient consumer spending, enthusiasm for technology/AI and central bank monetary policy influenced capital markets most. Both global equity and fixed income markets broadly generated positive returns.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class C (including sales charges)	Class C (excluding sales charges)	Conservative Allocation Composite Index*	MSCI® ACWI Index (Net, USD, Unhedged)	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
1/1/16	$9,900	$10,000	$10,000	$10,000	$10,000
12/16	$10,321	$10,425	$10,555	$10,786	$10,395
12/17	$11,384	$11,499	$11,724	$13,372	$10,710
12/18	$10,521	$10,627	$11,423	$12,113	$10,899
12/19	$12,025	$12,147	$13,187	$15,335	$11,795
12/20	$13,220	$13,353	$14,660	$17,828	$12,453
12/21	$14,109	$14,252	$15,585	$21,133	$12,280
12/22	$12,035	$12,157	$13,418	$17,252	$10,902
12/23	$13,388	$13,523	$15,168	$21,082	$11,681
12/24	$14,373	$14,518	$16,520	$24,769	$12,078
12/25	$15,913	$16,073	$18,456	$30,302	$12,665

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C	10.71%	3.78%	4.86%
Class C including sales charges	9.62%	3.78%	4.86%
Conservative Allocation Composite Index*	11.72%	4.71%	6.31%
MSCI® ACWI Index (Net, USD, Unhedged)	22.34%	11.19%	11.71%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	4.86%	0.34%	2.39%

AssetsNet	$ 609,340,655
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 848,220
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$609,340,655
# of Portfolio Holdings as of Period End	27
Portfolio Turnover Rate for the Period	24%
Total Net Advisory Fees Paid for the Period	$848,220

Holdings [Text Block]

Fund Allocation (%)

Fixed Income	45.2%
Exchange-Traded Funds	26.6%
Equity	22.7%
Investment Companies	1.3%
Dynamic	0.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective February 13, 2026, the Fund changed its name from the Goldman Sachs Balanced Strategy Portfolio to the Goldman Sachs Conservative Allocation Fund.

The Fund also changed its principal investment strategy reflecting that the Fund will operate as a fund-of-funds investing in underlying fixed income, equity, and alternative funds, with increased fixed income and equity allocations, along with the option to invest in alternative asset classes and monthly rebalancing.

Material Fund Change Name [Text Block]	Effective February 13, 2026, the Fund changed its name from the Goldman Sachs Balanced Strategy Portfolio to the Goldman Sachs Conservative Allocation Fund.
Material Fund Change Strategies [Text Block]

The Fund also changed its principal investment strategy reflecting that the Fund will operate as a fund-of-funds investing in underlying fixed income, equity, and alternative funds, with increased fixed income and equity allocations, along with the option to invest in alternative asset classes and monthly rebalancing.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201783
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Conservative Allocation Fund
Class Name	Class P
Trading Symbol	GAOPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Conservative Allocation Fund (formerly, Goldman Sachs Balanced Strategy Portfolio) (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$19	0.18%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Easing trade tensions, robust corporate earnings results, better than consensus anticipated inflation data, resilient consumer spending, enthusiasm for technology/AI and central bank monetary policy influenced capital markets most. Both global equity and fixed income markets broadly generated positive returns.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class P	Conservative Allocation Composite Index*	MSCI® ACWI Index (Net, USD, Unhedged)	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
4/17/18	$10,000	$10,000	$10,000	$10,000
12/18	$9,333	$9,707	$8,955	$10,193
12/19	$10,797	$11,207	$11,337	$11,030
12/20	$12,004	$12,458	$13,179	$11,646
12/21	$12,958	$13,244	$15,622	$11,484
12/22	$11,176	$11,403	$12,753	$10,196
12/23	$12,572	$12,890	$15,585	$10,924
12/24	$13,656	$14,039	$18,311	$11,295
12/25	$15,279	$15,684	$22,401	$11,844

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception
Class P (Commenced April 17, 2018)	11.89%	4.94%	5.65%
Conservative Allocation Composite Index*	11.72%	4.71%	6.01%
MSCI® ACWI Index (Net, USD, Unhedged)	22.34%	11.19%	11.02%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	4.86%	0.34%	2.22%

Performance Inception Date	Apr. 17, 2018
AssetsNet	$ 609,340,655
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 848,220
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$609,340,655
# of Portfolio Holdings as of Period End	27
Portfolio Turnover Rate for the Period	24%
Total Net Advisory Fees Paid for the Period	$848,220

Holdings [Text Block]

Fund Allocation (%)

Fixed Income	45.2%
Exchange-Traded Funds	26.6%
Equity	22.7%
Investment Companies	1.3%
Dynamic	0.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective February 13, 2026, the Fund changed its name from the Goldman Sachs Balanced Strategy Portfolio to the Goldman Sachs Conservative Allocation Fund.

The Fund also changed its principal investment strategy reflecting that the Fund will operate as a fund-of-funds investing in underlying fixed income, equity, and alternative funds, with increased fixed income and equity allocations, along with the option to invest in alternative asset classes and monthly rebalancing.

Material Fund Change Name [Text Block]	Effective February 13, 2026, the Fund changed its name from the Goldman Sachs Balanced Strategy Portfolio to the Goldman Sachs Conservative Allocation Fund.
Material Fund Change Strategies [Text Block]

The Fund also changed its principal investment strategy reflecting that the Fund will operate as a fund-of-funds investing in underlying fixed income, equity, and alternative funds, with increased fixed income and equity allocations, along with the option to invest in alternative asset classes and monthly rebalancing.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058959
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Conservative Allocation Fund
Class Name	Class R
Trading Symbol	GIPRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Conservative Allocation Fund (formerly, Goldman Sachs Balanced Strategy Portfolio) (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$84	0.80%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Easing trade tensions, robust corporate earnings results, better than consensus anticipated inflation data, resilient consumer spending, enthusiasm for technology/AI and central bank monetary policy influenced capital markets most. Both global equity and fixed income markets broadly generated positive returns.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R	Conservative Allocation Composite Index*	MSCI® ACWI Index (Net, USD, Unhedged)	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
1/1/16	$10,000	$10,000	$10,000	$10,000
12/16	$10,504	$10,555	$10,786	$10,395
12/17	$11,639	$11,724	$13,372	$10,710
12/18	$10,817	$11,423	$12,113	$10,899
12/19	$12,433	$13,187	$15,335	$11,795
12/20	$13,728	$14,660	$17,828	$12,453
12/21	$14,733	$15,585	$21,133	$12,280
12/22	$12,626	$13,418	$17,252	$10,902
12/23	$14,112	$15,168	$21,082	$11,681
12/24	$15,237	$16,520	$24,769	$12,078
12/25	$16,931	$18,456	$30,302	$12,665

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R	11.12%	4.28%	5.40%
Conservative Allocation Composite Index*	11.72%	4.71%	6.31%
MSCI® ACWI Index (Net, USD, Unhedged)	22.34%	11.19%	11.71%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	4.86%	0.34%	2.39%

AssetsNet	$ 609,340,655
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 848,220
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$609,340,655
# of Portfolio Holdings as of Period End	27
Portfolio Turnover Rate for the Period	24%
Total Net Advisory Fees Paid for the Period	$848,220

Holdings [Text Block]

Fund Allocation (%)

Fixed Income	45.2%
Exchange-Traded Funds	26.6%
Equity	22.7%
Investment Companies	1.3%
Dynamic	0.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective February 13, 2026, the Fund changed its name from the Goldman Sachs Balanced Strategy Portfolio to the Goldman Sachs Conservative Allocation Fund.

The Fund also changed its principal investment strategy reflecting that the Fund will operate as a fund-of-funds investing in underlying fixed income, equity, and alternative funds, with increased fixed income and equity allocations, along with the option to invest in alternative asset classes and monthly rebalancing.

Material Fund Change Name [Text Block]	Effective February 13, 2026, the Fund changed its name from the Goldman Sachs Balanced Strategy Portfolio to the Goldman Sachs Conservative Allocation Fund.
Material Fund Change Strategies [Text Block]

The Fund also changed its principal investment strategy reflecting that the Fund will operate as a fund-of-funds investing in underlying fixed income, equity, and alternative funds, with increased fixed income and equity allocations, along with the option to invest in alternative asset classes and monthly rebalancing.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161531
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Conservative Allocation Fund
Class Name	Class R6
Trading Symbol	GIPUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Conservative Allocation Fund (formerly, Goldman Sachs Balanced Strategy Portfolio) (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$19	0.18%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Easing trade tensions, robust corporate earnings results, better than consensus anticipated inflation data, resilient consumer spending, enthusiasm for technology/AI and central bank monetary policy influenced capital markets most. Both global equity and fixed income markets broadly generated positive returns.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R6	Conservative Allocation Composite Index*	MSCI® ACWI Index (Net, USD, Unhedged)	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
1/1/16	$10,000	$10,000	$10,000	$10,000
12/16	$10,548	$10,555	$10,786	$10,395
12/17	$11,765	$11,724	$13,372	$10,710
12/18	$10,998	$11,423	$12,113	$10,899
12/19	$12,725	$13,187	$15,335	$11,795
12/20	$14,136	$14,660	$17,828	$12,453
12/21	$15,267	$15,585	$21,133	$12,280
12/22	$13,181	$13,418	$17,252	$10,902
12/23	$14,813	$15,168	$21,082	$11,681
12/24	$16,089	$16,520	$24,769	$12,078
12/25	$18,002	$18,456	$30,302	$12,665

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R6	11.89%	4.95%	6.05%
Conservative Allocation Composite Index*	11.72%	4.71%	6.31%
MSCI® ACWI Index (Net, USD, Unhedged)	22.34%	11.19%	11.71%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	4.86%	0.34%	2.39%

AssetsNet	$ 609,340,655
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 848,220
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$609,340,655
# of Portfolio Holdings as of Period End	27
Portfolio Turnover Rate for the Period	24%
Total Net Advisory Fees Paid for the Period	$848,220

Holdings [Text Block]

Fund Allocation (%)

Fixed Income	45.2%
Exchange-Traded Funds	26.6%
Equity	22.7%
Investment Companies	1.3%
Dynamic	0.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective February 13, 2026, the Fund changed its name from the Goldman Sachs Balanced Strategy Portfolio to the Goldman Sachs Conservative Allocation Fund.

The Fund also changed its principal investment strategy reflecting that the Fund will operate as a fund-of-funds investing in underlying fixed income, equity, and alternative funds, with increased fixed income and equity allocations, along with the option to invest in alternative asset classes and monthly rebalancing.

Material Fund Change Name [Text Block]	Effective February 13, 2026, the Fund changed its name from the Goldman Sachs Balanced Strategy Portfolio to the Goldman Sachs Conservative Allocation Fund.
Material Fund Change Strategies [Text Block]

The Fund also changed its principal investment strategy reflecting that the Fund will operate as a fund-of-funds investing in underlying fixed income, equity, and alternative funds, with increased fixed income and equity allocations, along with the option to invest in alternative asset classes and monthly rebalancing.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025447
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Conservative Allocation Fund
Class Name	Institutional Class
Trading Symbol	GIPIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Conservative Allocation Fund (formerly, Goldman Sachs Balanced Strategy Portfolio) (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$20	0.19%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Easing trade tensions, robust corporate earnings results, better than consensus anticipated inflation data, resilient consumer spending, enthusiasm for technology/AI and central bank monetary policy influenced capital markets most. Both global equity and fixed income markets broadly generated positive returns.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional Shares	Conservative Allocation Composite Index*	MSCI® ACWI Index (Net, USD, Unhedged)	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
1/1/16	$1,000,000	$1,000,000	$1,000,000	$1,000,000
12/16	$1,053,800	$1,055,549	$1,078,643	$1,039,485
12/17	$1,176,357	$1,172,392	$1,337,216	$1,071,042
12/18	$1,099,541	$1,142,261	$1,211,325	$1,089,922
12/19	$1,271,949	$1,318,745	$1,533,506	$1,179,472
12/20	$1,412,881	$1,465,995	$1,782,776	$1,245,293
12/21	$1,524,922	$1,558,472	$2,113,255	$1,227,966
12/22	$1,316,160	$1,341,846	$1,725,177	$1,090,199
12/23	$1,480,417	$1,516,784	$2,108,199	$1,168,110
12/24	$1,606,549	$1,652,007	$2,476,895	$1,207,774
12/25	$1,797,567	$1,845,554	$3,030,169	$1,266,518

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Institutional Shares	11.89%	4.93%	6.03%
Conservative Allocation Composite Index*	11.72%	4.71%	6.31%
MSCI® ACWI Index (Net, USD, Unhedged)	22.34%	11.19%	11.71%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	4.86%	0.34%	2.39%

AssetsNet	$ 609,340,655
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 848,220
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$609,340,655
# of Portfolio Holdings as of Period End	27
Portfolio Turnover Rate for the Period	24%
Total Net Advisory Fees Paid for the Period	$848,220

Holdings [Text Block]

Fund Allocation (%)

Fixed Income	45.2%
Exchange-Traded Funds	26.6%
Equity	22.7%
Investment Companies	1.3%
Dynamic	0.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective February 13, 2026, the Fund changed its name from the Goldman Sachs Balanced Strategy Portfolio to the Goldman Sachs Conservative Allocation Fund.

The Fund also changed its principal investment strategy reflecting that the Fund will operate as a fund-of-funds investing in underlying fixed income, equity, and alternative funds, with increased fixed income and equity allocations, along with the option to invest in alternative asset classes and monthly rebalancing.

Material Fund Change Name [Text Block]	Effective February 13, 2026, the Fund changed its name from the Goldman Sachs Balanced Strategy Portfolio to the Goldman Sachs Conservative Allocation Fund.
Material Fund Change Strategies [Text Block]

The Fund also changed its principal investment strategy reflecting that the Fund will operate as a fund-of-funds investing in underlying fixed income, equity, and alternative funds, with increased fixed income and equity allocations, along with the option to invest in alternative asset classes and monthly rebalancing.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058960
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Conservative Allocation Fund
Class Name	Investor Class
Trading Symbol	GIPTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Conservative Allocation Fund (formerly, Goldman Sachs Balanced Strategy Portfolio) (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$32	0.30%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Easing trade tensions, robust corporate earnings results, better than consensus anticipated inflation data, resilient consumer spending, enthusiasm for technology/AI and central bank monetary policy influenced capital markets most. Both global equity and fixed income markets broadly generated positive returns.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Investor Shares	Conservative Allocation Composite Index*	MSCI® ACWI Index (Net, USD, Unhedged)	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
1/1/16	$10,000	$10,000	$10,000	$10,000
12/16	$10,534	$10,555	$10,786	$10,395
12/17	$11,736	$11,724	$13,372	$10,710
12/18	$10,960	$11,423	$12,113	$10,899
12/19	$12,658	$13,187	$15,335	$11,795
12/20	$14,050	$14,660	$17,828	$12,453
12/21	$15,139	$15,585	$21,133	$12,280
12/22	$13,051	$13,418	$17,252	$10,902
12/23	$14,659	$15,168	$21,082	$11,681
12/24	$15,897	$16,520	$24,769	$12,078
12/25	$17,777	$18,456	$30,302	$12,665

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Investor Shares	11.83%	4.81%	5.92%
Conservative Allocation Composite Index*	11.72%	4.71%	6.31%
MSCI® ACWI Index (Net, USD, Unhedged)	22.34%	11.19%	11.71%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	4.86%	0.34%	2.39%

AssetsNet	$ 609,340,655
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 848,220
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$609,340,655
# of Portfolio Holdings as of Period End	27
Portfolio Turnover Rate for the Period	24%
Total Net Advisory Fees Paid for the Period	$848,220

Holdings [Text Block]

Fund Allocation (%)

Fixed Income	45.2%
Exchange-Traded Funds	26.6%
Equity	22.7%
Investment Companies	1.3%
Dynamic	0.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective February 13, 2026, the Fund changed its name from the Goldman Sachs Balanced Strategy Portfolio to the Goldman Sachs Conservative Allocation Fund.

The Fund also changed its principal investment strategy reflecting that the Fund will operate as a fund-of-funds investing in underlying fixed income, equity, and alternative funds, with increased fixed income and equity allocations, along with the option to invest in alternative asset classes and monthly rebalancing.

Material Fund Change Name [Text Block]	Effective February 13, 2026, the Fund changed its name from the Goldman Sachs Balanced Strategy Portfolio to the Goldman Sachs Conservative Allocation Fund.
Material Fund Change Strategies [Text Block]

The Fund also changed its principal investment strategy reflecting that the Fund will operate as a fund-of-funds investing in underlying fixed income, equity, and alternative funds, with increased fixed income and equity allocations, along with the option to invest in alternative asset classes and monthly rebalancing.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025448
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Conservative Allocation Fund
Class Name	Service Class
Trading Symbol	GIPSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Conservative Allocation Fund (formerly, Goldman Sachs Balanced Strategy Portfolio) (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$73	0.69%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Easing trade tensions, robust corporate earnings results, better than consensus anticipated inflation data, resilient consumer spending, enthusiasm for technology/AI and central bank monetary policy influenced capital markets most. Both global equity and fixed income markets broadly generated positive returns.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Service Shares	Conservative Allocation Composite Index*	MSCI® ACWI Index (Net, USD, Unhedged)	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
1/1/16	$10,000	$10,000	$10,000	$10,000
12/16	$10,569	$10,555	$10,786	$10,395
12/17	$11,736	$11,724	$13,372	$10,710
12/18	$10,923	$11,423	$12,113	$10,899
12/19	$12,560	$13,187	$15,335	$11,795
12/20	$13,885	$14,660	$17,828	$12,453
12/21	$14,918	$15,585	$21,133	$12,280
12/22	$12,803	$13,418	$17,252	$10,902
12/23	$14,331	$15,168	$21,082	$11,681
12/24	$15,478	$16,520	$24,769	$12,078
12/25	$17,230	$18,456	$30,302	$12,665

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Service Shares	11.32%	4.41%	5.59%
Conservative Allocation Composite Index*	11.72%	4.71%	6.31%
MSCI® ACWI Index (Net, USD, Unhedged)	22.34%	11.19%	11.71%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	4.86%	0.34%	2.39%

AssetsNet	$ 609,340,655
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 848,220
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$609,340,655
# of Portfolio Holdings as of Period End	27
Portfolio Turnover Rate for the Period	24%
Total Net Advisory Fees Paid for the Period	$848,220

Holdings [Text Block]

Fund Allocation (%)

Fixed Income	45.2%
Exchange-Traded Funds	26.6%
Equity	22.7%
Investment Companies	1.3%
Dynamic	0.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective February 13, 2026, the Fund changed its name from the Goldman Sachs Balanced Strategy Portfolio to the Goldman Sachs Conservative Allocation Fund.

The Fund also changed its principal investment strategy reflecting that the Fund will operate as a fund-of-funds investing in underlying fixed income, equity, and alternative funds, with increased fixed income and equity allocations, along with the option to invest in alternative asset classes and monthly rebalancing.

Material Fund Change Name [Text Block]	Effective February 13, 2026, the Fund changed its name from the Goldman Sachs Balanced Strategy Portfolio to the Goldman Sachs Conservative Allocation Fund.
Material Fund Change Strategies [Text Block]

The Fund also changed its principal investment strategy reflecting that the Fund will operate as a fund-of-funds investing in underlying fixed income, equity, and alternative funds, with increased fixed income and equity allocations, along with the option to invest in alternative asset classes and monthly rebalancing.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025513
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Moderate Allocation Fund
Class Name	Class A
Trading Symbol	GOIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Moderate Allocation Fund (formerly, Goldman Sachs Growth & Income Strategy Portfolio) (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$59	0.55%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Easing trade tensions, robust corporate earnings results, better than consensus anticipated inflation data, resilient consumer spending, enthusiasm for technology/AI and central bank monetary policy influenced capital markets most. Both global equity and fixed income markets broadly generated positive returns.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class A (including sales charges)	Class A (excluding sales charges)	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	Moderate Allocation Composite Index*	MSCI® ACWI Index (Net, USD, Unhedged)
1/1/16	$9,450	$10,000	$10,000	$10,000	$10,000
12/16	$9,994	$10,576	$10,395	$10,634	$10,786
12/17	$11,612	$12,288	$10,710	$12,256	$13,372
12/18	$10,574	$11,190	$10,899	$11,667	$12,113
12/19	$12,541	$13,271	$11,795	$13,899	$15,335
12/20	$14,087	$14,907	$12,453	$15,754	$17,828
12/21	$15,816	$16,736	$12,280	$17,375	$21,133
12/22	$13,364	$14,142	$10,902	$14,711	$17,252
12/23	$15,329	$16,221	$11,681	$17,072	$21,082
12/24	$17,037	$18,028	$12,078	$19,076	$24,769
12/25	$19,693	$20,839	$12,665	$21,977	$30,302

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A	15.59%	6.92%	7.61%
Class A including sales charges	9.22%	5.72%	7.00%
Moderate Allocation Composite Index*	15.21%	6.88%	8.19%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	4.86%	0.34%	2.39%
MSCI® ACWI Index (Net, USD, Unhedged)	22.34%	11.19%	11.71%

AssetsNet	$ 1,064,953,637
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 1,472,959
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$1,064,953,637
# of Portfolio Holdings as of Period End	27
Portfolio Turnover Rate for the Period	19%
Total Net Advisory Fees Paid for the Period	$1,472,959

Holdings [Text Block]

Fund Allocation (%)

Equity	32.9%
Exchange-Traded Funds	30.8%
Fixed Income	30.4%
Investment Companies	1.7%
Dynamic	0.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective February 13, 2026, the Fund changed its name from the Goldman Sachs Growth and Income Strategy Portfolio to the Goldman Sachs Moderate Allocation Fund.

The Fund also changed its principal investment strategy reflecting that the Fund will operate as a fund-of-funds investing in underlying equity, fixed income, and alternative funds, with increased equity and fixed income allocations, along with the option to invest in alternative asset classes and monthly rebalancing.

Material Fund Change Name [Text Block]	Effective February 13, 2026, the Fund changed its name from the Goldman Sachs Growth and Income Strategy Portfolio to the Goldman Sachs Moderate Allocation Fund.
Material Fund Change Strategies [Text Block]

The Fund also changed its principal investment strategy reflecting that the Fund will operate as a fund-of-funds investing in underlying equity, fixed income, and alternative funds, with increased equity and fixed income allocations, along with the option to invest in alternative asset classes and monthly rebalancing.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025515
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Moderate Allocation Fund
Class Name	Class C
Trading Symbol	GOICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Moderate Allocation Fund (formerly, Goldman Sachs Growth & Income Strategy Portfolio) (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$140	1.30%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Easing trade tensions, robust corporate earnings results, better than consensus anticipated inflation data, resilient consumer spending, enthusiasm for technology/AI and central bank monetary policy influenced capital markets most. Both global equity and fixed income markets broadly generated positive returns.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class C (including sales charges)	Class C (excluding sales charges)	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	Moderate Allocation Composite Index*	MSCI® ACWI Index (Net, USD, Unhedged)
1/1/16	$9,900	$10,000	$10,000	$10,000	$10,000
12/16	$10,382	$10,487	$10,395	$10,634	$10,786
12/17	$11,972	$12,093	$10,710	$12,256	$13,372
12/18	$10,820	$10,929	$10,899	$11,667	$12,113
12/19	$12,744	$12,872	$11,795	$13,899	$15,335
12/20	$14,207	$14,350	$12,453	$15,754	$17,828
12/21	$15,832	$15,992	$12,280	$17,375	$21,133
12/22	$13,274	$13,408	$10,902	$14,711	$17,252
12/23	$15,116	$15,269	$11,681	$17,072	$21,082
12/24	$16,674	$16,843	$12,078	$19,076	$24,769
12/25	$19,130	$19,324	$12,665	$21,977	$30,302

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C	14.73%	6.13%	6.80%
Class C including sales charges	13.59%	6.13%	6.80%
Moderate Allocation Composite Index*	15.21%	6.88%	8.19%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	4.86%	0.34%	2.39%
MSCI® ACWI Index (Net, USD, Unhedged)	22.34%	11.19%	11.71%

AssetsNet	$ 1,064,953,637
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 1,472,959
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$1,064,953,637
# of Portfolio Holdings as of Period End	27
Portfolio Turnover Rate for the Period	19%
Total Net Advisory Fees Paid for the Period	$1,472,959

Holdings [Text Block]

Fund Allocation (%)

Equity	32.9%
Exchange-Traded Funds	30.8%
Fixed Income	30.4%
Investment Companies	1.7%
Dynamic	0.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective February 13, 2026, the Fund changed its name from the Goldman Sachs Growth and Income Strategy Portfolio to the Goldman Sachs Moderate Allocation Fund.

The Fund also changed its principal investment strategy reflecting that the Fund will operate as a fund-of-funds investing in underlying equity, fixed income, and alternative funds, with increased equity and fixed income allocations, along with the option to invest in alternative asset classes and monthly rebalancing.

Material Fund Change Name [Text Block]	Effective February 13, 2026, the Fund changed its name from the Goldman Sachs Growth and Income Strategy Portfolio to the Goldman Sachs Moderate Allocation Fund.
Material Fund Change Strategies [Text Block]

The Fund also changed its principal investment strategy reflecting that the Fund will operate as a fund-of-funds investing in underlying equity, fixed income, and alternative funds, with increased equity and fixed income allocations, along with the option to invest in alternative asset classes and monthly rebalancing.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201784
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Moderate Allocation Fund
Class Name	Class P
Trading Symbol	GGSPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Moderate Allocation Fund (formerly, Goldman Sachs Growth & Income Strategy Portfolio) (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$19	0.18%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Easing trade tensions, robust corporate earnings results, better than consensus anticipated inflation data, resilient consumer spending, enthusiasm for technology/AI and central bank monetary policy influenced capital markets most. Both global equity and fixed income markets broadly generated positive returns.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class P	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	Moderate Allocation Composite Index*	MSCI® ACWI Index (Net, USD, Unhedged)
4/17/18	$10,000	$10,000	$10,000	$10,000
12/18	$9,071	$10,193	$9,459	$8,955
12/19	$10,804	$11,030	$11,269	$11,337
12/20	$12,180	$11,646	$12,773	$13,179
12/21	$13,722	$11,484	$14,088	$15,622
12/22	$11,638	$10,196	$11,928	$12,753
12/23	$13,403	$10,924	$13,842	$15,585
12/24	$14,955	$11,295	$15,465	$18,311
12/25	$17,340	$11,844	$17,818	$22,401

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception
Class P (Commenced April 17, 2018)	15.95%	7.32%	7.39%
Moderate Allocation Composite Index*	15.21%	6.88%	7.77%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	4.86%	0.34%	2.22%
MSCI® ACWI Index (Net, USD, Unhedged)	22.34%	11.19%	11.02%

Performance Inception Date	Apr. 17, 2018
AssetsNet	$ 1,064,953,637
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 1,472,959
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$1,064,953,637
# of Portfolio Holdings as of Period End	27
Portfolio Turnover Rate for the Period	19%
Total Net Advisory Fees Paid for the Period	$1,472,959

Holdings [Text Block]

Fund Allocation (%)

Equity	32.9%
Exchange-Traded Funds	30.8%
Fixed Income	30.4%
Investment Companies	1.7%
Dynamic	0.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective February 13, 2026, the Fund changed its name from the Goldman Sachs Growth and Income Strategy Portfolio to the Goldman Sachs Moderate Allocation Fund.

The Fund also changed its principal investment strategy reflecting that the Fund will operate as a fund-of-funds investing in underlying equity, fixed income, and alternative funds, with increased equity and fixed income allocations, along with the option to invest in alternative asset classes and monthly rebalancing.

Material Fund Change Name [Text Block]	Effective February 13, 2026, the Fund changed its name from the Goldman Sachs Growth and Income Strategy Portfolio to the Goldman Sachs Moderate Allocation Fund.
Material Fund Change Strategies [Text Block]

The Fund also changed its principal investment strategy reflecting that the Fund will operate as a fund-of-funds investing in underlying equity, fixed income, and alternative funds, with increased equity and fixed income allocations, along with the option to invest in alternative asset classes and monthly rebalancing.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058961
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Moderate Allocation Fund
Class Name	Class R
Trading Symbol	GPIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Moderate Allocation Fund (formerly, Goldman Sachs Growth & Income Strategy Portfolio) (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$86	0.80%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Easing trade tensions, robust corporate earnings results, better than consensus anticipated inflation data, resilient consumer spending, enthusiasm for technology/AI and central bank monetary policy influenced capital markets most. Both global equity and fixed income markets broadly generated positive returns.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	Moderate Allocation Composite Index*	MSCI® ACWI Index (Net, USD, Unhedged)
1/1/16	$10,000	$10,000	$10,000	$10,000
12/16	$10,542	$10,395	$10,634	$10,786
12/17	$12,211	$10,710	$12,256	$13,372
12/18	$11,100	$10,899	$11,667	$12,113
12/19	$13,131	$11,795	$13,899	$15,335
12/20	$14,717	$12,453	$15,754	$17,828
12/21	$16,474	$12,280	$17,375	$21,133
12/22	$13,883	$10,902	$14,711	$17,252
12/23	$15,881	$11,681	$17,072	$21,082
12/24	$17,615	$12,078	$19,076	$24,769
12/25	$20,306	$12,665	$21,977	$30,302

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R	15.28%	6.65%	7.33%
Moderate Allocation Composite Index*	15.21%	6.88%	8.19%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	4.86%	0.34%	2.39%
MSCI® ACWI Index (Net, USD, Unhedged)	22.34%	11.19%	11.71%

AssetsNet	$ 1,064,953,637
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 1,472,959
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$1,064,953,637
# of Portfolio Holdings as of Period End	27
Portfolio Turnover Rate for the Period	19%
Total Net Advisory Fees Paid for the Period	$1,472,959

Holdings [Text Block]

Fund Allocation (%)

Equity	32.9%
Exchange-Traded Funds	30.8%
Fixed Income	30.4%
Investment Companies	1.7%
Dynamic	0.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective February 13, 2026, the Fund changed its name from the Goldman Sachs Growth and Income Strategy Portfolio to the Goldman Sachs Moderate Allocation Fund.

The Fund also changed its principal investment strategy reflecting that the Fund will operate as a fund-of-funds investing in underlying equity, fixed income, and alternative funds, with increased equity and fixed income allocations, along with the option to invest in alternative asset classes and monthly rebalancing.

Material Fund Change Name [Text Block]	Effective February 13, 2026, the Fund changed its name from the Goldman Sachs Growth and Income Strategy Portfolio to the Goldman Sachs Moderate Allocation Fund.
Material Fund Change Strategies [Text Block]

The Fund also changed its principal investment strategy reflecting that the Fund will operate as a fund-of-funds investing in underlying equity, fixed income, and alternative funds, with increased equity and fixed income allocations, along with the option to invest in alternative asset classes and monthly rebalancing.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161532
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Moderate Allocation Fund
Class Name	Class R6
Trading Symbol	GOIUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Moderate Allocation Fund (formerly, Goldman Sachs Growth & Income Strategy Portfolio) (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$19	0.18%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Easing trade tensions, robust corporate earnings results, better than consensus anticipated inflation data, resilient consumer spending, enthusiasm for technology/AI and central bank monetary policy influenced capital markets most. Both global equity and fixed income markets broadly generated positive returns.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R6	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	Moderate Allocation Composite Index*	MSCI® ACWI Index (Net, USD, Unhedged)
1/1/16	$10,000	$10,000	$10,000	$10,000
12/16	$10,609	$10,395	$10,634	$10,786
12/17	$12,382	$10,710	$12,256	$13,372
12/18	$11,316	$10,899	$11,667	$12,113
12/19	$13,477	$11,795	$13,899	$15,335
12/20	$15,194	$12,453	$15,754	$17,828
12/21	$17,122	$12,280	$17,375	$21,133
12/22	$14,525	$10,902	$14,711	$17,252
12/23	$16,715	$11,681	$17,072	$21,082
12/24	$18,651	$12,078	$19,076	$24,769
12/25	$21,638	$12,665	$21,977	$30,302

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R6	16.02%	7.32%	8.02%
Moderate Allocation Composite Index*	15.21%	6.88%	8.19%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	4.86%	0.34%	2.39%
MSCI® ACWI Index (Net, USD, Unhedged)	22.34%	11.19%	11.71%

AssetsNet	$ 1,064,953,637
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 1,472,959
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$1,064,953,637
# of Portfolio Holdings as of Period End	27
Portfolio Turnover Rate for the Period	19%
Total Net Advisory Fees Paid for the Period	$1,472,959

Holdings [Text Block]

Fund Allocation (%)

Equity	32.9%
Exchange-Traded Funds	30.8%
Fixed Income	30.4%
Investment Companies	1.7%
Dynamic	0.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective February 13, 2026, the Fund changed its name from the Goldman Sachs Growth and Income Strategy Portfolio to the Goldman Sachs Moderate Allocation Fund.

The Fund also changed its principal investment strategy reflecting that the Fund will operate as a fund-of-funds investing in underlying equity, fixed income, and alternative funds, with increased equity and fixed income allocations, along with the option to invest in alternative asset classes and monthly rebalancing.

Material Fund Change Name [Text Block]	Effective February 13, 2026, the Fund changed its name from the Goldman Sachs Growth and Income Strategy Portfolio to the Goldman Sachs Moderate Allocation Fund.
Material Fund Change Strategies [Text Block]

The Fund also changed its principal investment strategy reflecting that the Fund will operate as a fund-of-funds investing in underlying equity, fixed income, and alternative funds, with increased equity and fixed income allocations, along with the option to invest in alternative asset classes and monthly rebalancing.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025511
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Moderate Allocation Fund
Class Name	Institutional Class
Trading Symbol	GOIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Moderate Allocation Fund (formerly, Goldman Sachs Growth & Income Strategy Portfolio) (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$21	0.19%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Easing trade tensions, robust corporate earnings results, better than consensus anticipated inflation data, resilient consumer spending, enthusiasm for technology/AI and central bank monetary policy influenced capital markets most. Both global equity and fixed income markets broadly generated positive returns.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional Shares	Moderate Allocation Composite Index*	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	MSCI® ACWI Index (Net, USD, Unhedged)
1/1/16	$1,000,000	$1,000,000	$1,000,000	$1,000,000
12/16	$1,061,700	$1,063,382	$1,039,485	$1,078,643
12/17	$1,237,942	$1,225,597	$1,071,042	$1,337,216
12/18	$1,131,108	$1,166,699	$1,089,922	$1,211,325
12/19	$1,347,941	$1,389,862	$1,179,472	$1,533,506
12/20	$1,519,399	$1,575,366	$1,245,293	$1,782,776
12/21	$1,711,451	$1,737,522	$1,227,966	$2,113,255
12/22	$1,451,482	$1,471,150	$1,090,199	$1,725,177
12/23	$1,671,236	$1,707,242	$1,168,110	$2,108,199
12/24	$1,864,431	$1,907,562	$1,207,774	$2,476,895
12/25	$2,162,740	$2,197,723	$1,266,518	$3,030,169

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Institutional Shares	16.00%	7.31%	8.01%
Moderate Allocation Composite Index*	15.21%	6.88%	8.19%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	4.86%	0.34%	2.39%
MSCI® ACWI Index (Net, USD, Unhedged)	22.34%	11.19%	11.71%

AssetsNet	$ 1,064,953,637
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 1,472,959
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$1,064,953,637
# of Portfolio Holdings as of Period End	27
Portfolio Turnover Rate for the Period	19%
Total Net Advisory Fees Paid for the Period	$1,472,959

Holdings [Text Block]

Fund Allocation (%)

Equity	32.9%
Exchange-Traded Funds	30.8%
Fixed Income	30.4%
Investment Companies	1.7%
Dynamic	0.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective February 13, 2026, the Fund changed its name from the Goldman Sachs Growth and Income Strategy Portfolio to the Goldman Sachs Moderate Allocation Fund.

The Fund also changed its principal investment strategy reflecting that the Fund will operate as a fund-of-funds investing in underlying equity, fixed income, and alternative funds, with increased equity and fixed income allocations, along with the option to invest in alternative asset classes and monthly rebalancing.

Material Fund Change Name [Text Block]	Effective February 13, 2026, the Fund changed its name from the Goldman Sachs Growth and Income Strategy Portfolio to the Goldman Sachs Moderate Allocation Fund.
Material Fund Change Strategies [Text Block]

The Fund also changed its principal investment strategy reflecting that the Fund will operate as a fund-of-funds investing in underlying equity, fixed income, and alternative funds, with increased equity and fixed income allocations, along with the option to invest in alternative asset classes and monthly rebalancing.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058962
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Moderate Allocation Fund
Class Name	Investor Class
Trading Symbol	GPITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Moderate Allocation Fund (formerly, Goldman Sachs Growth & Income Strategy Portfolio) (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$32	0.30%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Easing trade tensions, robust corporate earnings results, better than consensus anticipated inflation data, resilient consumer spending, enthusiasm for technology/AI and central bank monetary policy influenced capital markets most. Both global equity and fixed income markets broadly generated positive returns.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Investor Shares	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	Moderate Allocation Composite Index*	MSCI® ACWI Index (Net, USD, Unhedged)
1/1/16	$10,000	$10,000	$10,000	$10,000
12/16	$10,606	$10,395	$10,634	$10,786
12/17	$12,344	$10,710	$12,256	$13,372
12/18	$11,273	$10,899	$11,667	$12,113
12/19	$13,405	$11,795	$13,899	$15,335
12/20	$15,104	$12,453	$15,754	$17,828
12/21	$16,989	$12,280	$17,375	$21,133
12/22	$14,390	$10,902	$14,711	$17,252
12/23	$16,550	$11,681	$17,072	$21,082
12/24	$18,436	$12,078	$19,076	$24,769
12/25	$21,357	$12,665	$21,977	$30,302

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Investor Shares	15.84%	7.17%	7.88%
Moderate Allocation Composite Index*	15.21%	6.88%	8.19%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	4.86%	0.34%	2.39%
MSCI® ACWI Index (Net, USD, Unhedged)	22.34%	11.19%	11.71%

AssetsNet	$ 1,064,953,637
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 1,472,959
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$1,064,953,637
# of Portfolio Holdings as of Period End	27
Portfolio Turnover Rate for the Period	19%
Total Net Advisory Fees Paid for the Period	$1,472,959

Holdings [Text Block]

Fund Allocation (%)

Equity	32.9%
Exchange-Traded Funds	30.8%
Fixed Income	30.4%
Investment Companies	1.7%
Dynamic	0.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective February 13, 2026, the Fund changed its name from the Goldman Sachs Growth and Income Strategy Portfolio to the Goldman Sachs Moderate Allocation Fund.

The Fund also changed its principal investment strategy reflecting that the Fund will operate as a fund-of-funds investing in underlying equity, fixed income, and alternative funds, with increased equity and fixed income allocations, along with the option to invest in alternative asset classes and monthly rebalancing.

Material Fund Change Name [Text Block]	Effective February 13, 2026, the Fund changed its name from the Goldman Sachs Growth and Income Strategy Portfolio to the Goldman Sachs Moderate Allocation Fund.
Material Fund Change Strategies [Text Block]

The Fund also changed its principal investment strategy reflecting that the Fund will operate as a fund-of-funds investing in underlying equity, fixed income, and alternative funds, with increased equity and fixed income allocations, along with the option to invest in alternative asset classes and monthly rebalancing.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025512
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Moderate Allocation Fund
Class Name	Service Class
Trading Symbol	GOISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Moderate Allocation Fund (formerly, Goldman Sachs Growth & Income Strategy Portfolio) (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$74	0.69%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Easing trade tensions, robust corporate earnings results, better than consensus anticipated inflation data, resilient consumer spending, enthusiasm for technology/AI and central bank monetary policy influenced capital markets most. Both global equity and fixed income markets broadly generated positive returns.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Service Shares	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	Moderate Allocation Composite Index*	MSCI® ACWI Index (Net, USD, Unhedged)
1/1/16	$10,000	$10,000	$10,000	$10,000
12/16	$10,560	$10,395	$10,634	$10,786
12/17	$12,253	$10,710	$12,256	$13,372
12/18	$11,150	$10,899	$11,667	$12,113
12/19	$13,214	$11,795	$13,899	$15,335
12/20	$14,827	$12,453	$15,754	$17,828
12/21	$16,611	$12,280	$17,375	$21,133
12/22	$14,020	$10,902	$14,711	$17,252
12/23	$16,064	$11,681	$17,072	$21,082
12/24	$17,834	$12,078	$19,076	$24,769
12/25	$20,580	$12,665	$21,977	$30,302

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Service Shares	15.40%	6.77%	7.48%
Moderate Allocation Composite Index*	15.21%	6.88%	8.19%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	4.86%	0.34%	2.39%
MSCI® ACWI Index (Net, USD, Unhedged)	22.34%	11.19%	11.71%

AssetsNet	$ 1,064,953,637
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 1,472,959
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$1,064,953,637
# of Portfolio Holdings as of Period End	27
Portfolio Turnover Rate for the Period	19%
Total Net Advisory Fees Paid for the Period	$1,472,959

Holdings [Text Block]

Fund Allocation (%)

Equity	32.9%
Exchange-Traded Funds	30.8%
Fixed Income	30.4%
Investment Companies	1.7%
Dynamic	0.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective February 13, 2026, the Fund changed its name from the Goldman Sachs Growth and Income Strategy Portfolio to the Goldman Sachs Moderate Allocation Fund.

The Fund also changed its principal investment strategy reflecting that the Fund will operate as a fund-of-funds investing in underlying equity, fixed income, and alternative funds, with increased equity and fixed income allocations, along with the option to invest in alternative asset classes and monthly rebalancing.

Material Fund Change Name [Text Block]	Effective February 13, 2026, the Fund changed its name from the Goldman Sachs Growth and Income Strategy Portfolio to the Goldman Sachs Moderate Allocation Fund.
Material Fund Change Strategies [Text Block]

The Fund also changed its principal investment strategy reflecting that the Fund will operate as a fund-of-funds investing in underlying equity, fixed income, and alternative funds, with increased equity and fixed income allocations, along with the option to invest in alternative asset classes and monthly rebalancing.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025579
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Growth Allocation Fund
Class Name	Class A
Trading Symbol	GGSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Growth Allocation Fund (formerly, Goldman Sachs Growth Strategy Portfolio) (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$60	0.55%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Easing trade tensions, robust corporate earnings results, better than consensus anticipated inflation data, resilient consumer spending, enthusiasm for technology/AI and central bank monetary policy influenced capital markets most. Both global equity and fixed income markets broadly generated positive returns.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class A (including sales charges)	Class A (excluding sales charges)	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	Growth Allocation Composite Index*	MSCI® ACWI Index (Net, USD, Unhedged)
1/1/16	$9,450	$10,000	$10,000	$10,000	$10,000
12/16	$10,055	$10,640	$10,395	$10,711	$10,786
12/17	$12,168	$12,877	$10,710	$12,805	$13,372
12/18	$10,832	$11,463	$10,899	$11,898	$12,113
12/19	$13,241	$14,012	$11,795	$14,616	$15,335
12/20	$15,095	$15,974	$12,453	$16,817	$17,828
12/21	$17,592	$18,616	$12,280	$19,233	$21,133
12/22	$14,577	$15,425	$10,902	$15,998	$17,252
12/23	$17,103	$18,098	$11,681	$19,054	$21,082
12/24	$19,516	$20,652	$12,078	$21,835	$24,769
12/25	$23,191	$24,540	$12,665	$25,929	$30,302

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A	18.83%	8.96%	9.39%
Class A including sales charges	12.26%	7.74%	8.77%
Growth Allocation Composite Index*	18.75%	9.04%	9.99%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	4.86%	0.34%	2.39%
MSCI® ACWI Index (Net, USD, Unhedged)	22.34%	11.19%	11.71%

AssetsNet	$ 1,116,666,389
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 1,522,121
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$1,116,666,389
# of Portfolio Holdings as of Period End	26
Portfolio Turnover Rate for the Period	20%
Total Net Advisory Fees Paid for the Period	$1,522,121

Holdings [Text Block]

Fund Allocation (%)

Exchange-Traded Funds	45.0%
Equity	42.5%
Fixed Income	5.4%
Investment Companies	1.6%
Dynamic	0.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective February 13, 2026, the Fund changed its name from the Goldman Sachs Growth Strategy Portfolio to the Goldman Sachs Growth Allocation Fund.

The Fund also changed its principal investment strategy reflecting that the Fund will operate as a fund-of-funds investing in underlying equity, fixed income, and alternative funds, with increased equity and fixed income allocations, along with the option to invest in alternative asset classes and monthly rebalancing.

Material Fund Change Name [Text Block]	Effective February 13, 2026, the Fund changed its name from the Goldman Sachs Growth Strategy Portfolio to the Goldman Sachs Growth Allocation Fund.
Material Fund Change Strategies [Text Block]

The Fund also changed its principal investment strategy reflecting that the Fund will operate as a fund-of-funds investing in underlying equity, fixed income, and alternative funds, with increased equity and fixed income allocations, along with the option to invest in alternative asset classes and monthly rebalancing.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025581
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Growth Allocation Fund
Class Name	Class C
Trading Symbol	GGSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Growth Allocation Fund (formerly, Goldman Sachs Growth Strategy Portfolio) (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$142	1.30%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Easing trade tensions, robust corporate earnings results, better than consensus anticipated inflation data, resilient consumer spending, enthusiasm for technology/AI and central bank monetary policy influenced capital markets most. Both global equity and fixed income markets broadly generated positive returns.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class C (including sales charges)	Class C (excluding sales charges)	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	Growth Allocation Composite Index*	MSCI® ACWI Index (Net, USD, Unhedged)
1/1/16	$9,900	$10,000	$10,000	$10,000	$10,000
12/16	$10,452	$10,558	$10,395	$10,711	$10,786
12/17	$12,551	$12,678	$10,710	$12,805	$13,372
12/18	$11,099	$11,211	$10,899	$11,898	$12,113
12/19	$13,464	$13,600	$11,795	$14,616	$15,335
12/20	$15,234	$15,387	$12,453	$16,817	$17,828
12/21	$17,621	$17,799	$12,280	$19,233	$21,133
12/22	$14,491	$14,638	$10,902	$15,998	$17,252
12/23	$16,878	$17,048	$11,681	$19,054	$21,082
12/24	$19,118	$19,311	$12,078	$21,835	$24,769
12/25	$22,553	$22,781	$12,665	$25,929	$30,302

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C	17.97%	8.16%	8.57%
Class C including sales charges	16.77%	8.16%	8.57%
Growth Allocation Composite Index*	18.75%	9.04%	9.99%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	4.86%	0.34%	2.39%
MSCI® ACWI Index (Net, USD, Unhedged)	22.34%	11.19%	11.71%

AssetsNet	$ 1,116,666,389
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 1,522,121
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$1,116,666,389
# of Portfolio Holdings as of Period End	26
Portfolio Turnover Rate for the Period	20%
Total Net Advisory Fees Paid for the Period	$1,522,121

Holdings [Text Block]

Fund Allocation (%)

Exchange-Traded Funds	45.0%
Equity	42.5%
Fixed Income	5.4%
Investment Companies	1.6%
Dynamic	0.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective February 13, 2026, the Fund changed its name from the Goldman Sachs Growth Strategy Portfolio to the Goldman Sachs Growth Allocation Fund.

The Fund also changed its principal investment strategy reflecting that the Fund will operate as a fund-of-funds investing in underlying equity, fixed income, and alternative funds, with increased equity and fixed income allocations, along with the option to invest in alternative asset classes and monthly rebalancing.

Material Fund Change Name [Text Block]	Effective February 13, 2026, the Fund changed its name from the Goldman Sachs Growth Strategy Portfolio to the Goldman Sachs Growth Allocation Fund.
Material Fund Change Strategies [Text Block]

The Fund also changed its principal investment strategy reflecting that the Fund will operate as a fund-of-funds investing in underlying equity, fixed income, and alternative funds, with increased equity and fixed income allocations, along with the option to invest in alternative asset classes and monthly rebalancing.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201785
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Growth Allocation Fund
Class Name	Class P
Trading Symbol	GGPPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Growth Allocation Fund (formerly, Goldman Sachs Growth Strategy Portfolio) (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$20	0.18%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Easing trade tensions, robust corporate earnings results, better than consensus anticipated inflation data, resilient consumer spending, enthusiasm for technology/AI and central bank monetary policy influenced capital markets most. Both global equity and fixed income markets broadly generated positive returns.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class P	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	Growth Allocation Composite Index*	MSCI® ACWI Index (Net, USD, Unhedged)
4/13/18	$10,000	$10,000	$10,000	$10,000
12/18	$8,861	$10,193	$9,209	$8,955
12/19	$10,874	$11,030	$11,312	$11,337
12/20	$12,441	$11,646	$13,016	$13,179
12/21	$14,560	$11,484	$14,886	$15,622
12/22	$12,107	$10,196	$12,382	$12,753
12/23	$14,265	$10,924	$14,748	$15,585
12/24	$16,336	$11,295	$16,898	$18,311
12/25	$19,485	$11,844	$20,067	$22,401

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception
Class P (Commenced April 17, 2018)	19.27%	9.38%	9.03%
Growth Allocation Composite Index*	18.75%	9.04%	9.45%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	4.86%	0.34%	2.22%
MSCI® ACWI Index (Net, USD, Unhedged)	22.34%	11.19%	11.02%

Performance Inception Date	Apr. 17, 2018
AssetsNet	$ 1,116,666,389
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 1,522,121
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$1,116,666,389
# of Portfolio Holdings as of Period End	26
Portfolio Turnover Rate for the Period	20%
Total Net Advisory Fees Paid for the Period	$1,522,121

Holdings [Text Block]

Fund Allocation (%)

Exchange-Traded Funds	45.0%
Equity	42.5%
Fixed Income	5.4%
Investment Companies	1.6%
Dynamic	0.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective February 13, 2026, the Fund changed its name from the Goldman Sachs Growth Strategy Portfolio to the Goldman Sachs Growth Allocation Fund.

The Fund also changed its principal investment strategy reflecting that the Fund will operate as a fund-of-funds investing in underlying equity, fixed income, and alternative funds, with increased equity and fixed income allocations, along with the option to invest in alternative asset classes and monthly rebalancing.

Material Fund Change Name [Text Block]	Effective February 13, 2026, the Fund changed its name from the Goldman Sachs Growth Strategy Portfolio to the Goldman Sachs Growth Allocation Fund.
Material Fund Change Strategies [Text Block]

The Fund also changed its principal investment strategy reflecting that the Fund will operate as a fund-of-funds investing in underlying equity, fixed income, and alternative funds, with increased equity and fixed income allocations, along with the option to invest in alternative asset classes and monthly rebalancing.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058973
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Growth Allocation Fund
Class Name	Class R
Trading Symbol	GGSRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Growth Allocation Fund (formerly, Goldman Sachs Growth Strategy Portfolio) (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$87	0.80%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Easing trade tensions, robust corporate earnings results, better than consensus anticipated inflation data, resilient consumer spending, enthusiasm for technology/AI and central bank monetary policy influenced capital markets most. Both global equity and fixed income markets broadly generated positive returns.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	Growth Allocation Composite Index*	MSCI® ACWI Index (Net, USD, Unhedged)
1/1/16	$10,000	$10,000	$10,000	$10,000
12/16	$10,618	$10,395	$10,711	$10,786
12/17	$12,813	$10,710	$12,805	$13,372
12/18	$11,380	$10,899	$11,898	$12,113
12/19	$13,882	$11,795	$14,616	$15,335
12/20	$15,777	$12,453	$16,817	$17,828
12/21	$18,350	$12,280	$19,233	$21,133
12/22	$15,160	$10,902	$15,998	$17,252
12/23	$17,748	$11,681	$19,054	$21,082
12/24	$20,207	$12,078	$21,835	$24,769
12/25	$23,947	$12,665	$25,929	$30,302

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R	18.51%	8.70%	9.12%
Growth Allocation Composite Index*	18.75%	9.04%	9.99%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	4.86%	0.34%	2.39%
MSCI® ACWI Index (Net, USD, Unhedged)	22.34%	11.19%	11.71%

AssetsNet	$ 1,116,666,389
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 1,522,121
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$1,116,666,389
# of Portfolio Holdings as of Period End	26
Portfolio Turnover Rate for the Period	20%
Total Net Advisory Fees Paid for the Period	$1,522,121

Holdings [Text Block]

Fund Allocation (%)

Exchange-Traded Funds	45.0%
Equity	42.5%
Fixed Income	5.4%
Investment Companies	1.6%
Dynamic	0.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective February 13, 2026, the Fund changed its name from the Goldman Sachs Growth Strategy Portfolio to the Goldman Sachs Growth Allocation Fund.

The Fund also changed its principal investment strategy reflecting that the Fund will operate as a fund-of-funds investing in underlying equity, fixed income, and alternative funds, with increased equity and fixed income allocations, along with the option to invest in alternative asset classes and monthly rebalancing.

Material Fund Change Name [Text Block]	Effective February 13, 2026, the Fund changed its name from the Goldman Sachs Growth Strategy Portfolio to the Goldman Sachs Growth Allocation Fund.
Material Fund Change Strategies [Text Block]

The Fund also changed its principal investment strategy reflecting that the Fund will operate as a fund-of-funds investing in underlying equity, fixed income, and alternative funds, with increased equity and fixed income allocations, along with the option to invest in alternative asset classes and monthly rebalancing.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161533
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Growth Allocation Fund
Class Name	Class R6
Trading Symbol	GGSUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Growth Allocation Fund (formerly, Goldman Sachs Growth Strategy Portfolio) (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$20	0.18%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Easing trade tensions, robust corporate earnings results, better than consensus anticipated inflation data, resilient consumer spending, enthusiasm for technology/AI and central bank monetary policy influenced capital markets most. Both global equity and fixed income markets broadly generated positive returns.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R6	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	Growth Allocation Composite Index*	MSCI® ACWI Index (Net, USD, Unhedged)
1/1/16	$10,000	$10,000	$10,000	$10,000
12/16	$10,678	$10,395	$10,711	$10,786
12/17	$12,975	$10,710	$12,805	$13,372
12/18	$11,606	$10,899	$11,898	$12,113
12/19	$14,243	$11,795	$14,616	$15,335
12/20	$16,292	$12,453	$16,817	$17,828
12/21	$19,065	$12,280	$19,233	$21,133
12/22	$15,853	$10,902	$15,998	$17,252
12/23	$18,668	$11,681	$19,054	$21,082
12/24	$21,392	$12,078	$21,835	$24,769
12/25	$25,514	$12,665	$25,929	$30,302

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R6	19.27%	9.38%	9.81%
Growth Allocation Composite Index*	18.75%	9.04%	9.99%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	4.86%	0.34%	2.39%
MSCI® ACWI Index (Net, USD, Unhedged)	22.34%	11.19%	11.71%

AssetsNet	$ 1,116,666,389
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 1,522,121
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$1,116,666,389
# of Portfolio Holdings as of Period End	26
Portfolio Turnover Rate for the Period	20%
Total Net Advisory Fees Paid for the Period	$1,522,121

Holdings [Text Block]

Fund Allocation (%)

Exchange-Traded Funds	45.0%
Equity	42.5%
Fixed Income	5.4%
Investment Companies	1.6%
Dynamic	0.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective February 13, 2026, the Fund changed its name from the Goldman Sachs Growth Strategy Portfolio to the Goldman Sachs Growth Allocation Fund.

The Fund also changed its principal investment strategy reflecting that the Fund will operate as a fund-of-funds investing in underlying equity, fixed income, and alternative funds, with increased equity and fixed income allocations, along with the option to invest in alternative asset classes and monthly rebalancing.

Material Fund Change Name [Text Block]	Effective February 13, 2026, the Fund changed its name from the Goldman Sachs Growth Strategy Portfolio to the Goldman Sachs Growth Allocation Fund.
Material Fund Change Strategies [Text Block]

The Fund also changed its principal investment strategy reflecting that the Fund will operate as a fund-of-funds investing in underlying equity, fixed income, and alternative funds, with increased equity and fixed income allocations, along with the option to invest in alternative asset classes and monthly rebalancing.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025577
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Growth Allocation Fund
Class Name	Institutional Class
Trading Symbol	GGSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Growth Allocation Fund (formerly, Goldman Sachs Growth Strategy Portfolio) (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$21	0.19%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Easing trade tensions, robust corporate earnings results, better than consensus anticipated inflation data, resilient consumer spending, enthusiasm for technology/AI and central bank monetary policy influenced capital markets most. Both global equity and fixed income markets broadly generated positive returns.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional Shares	Growth Allocation Composite Index*	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	MSCI® ACWI Index (Net, USD, Unhedged)
1/1/16	$1,000,000	$1,000,000	$1,000,000	$1,000,000
12/16	$1,067,800	$1,071,081	$1,039,485	$1,078,643
12/17	$1,297,697	$1,280,529	$1,071,042	$1,337,216
12/18	$1,159,493	$1,189,776	$1,089,922	$1,211,325
12/19	$1,423,509	$1,461,565	$1,179,472	$1,533,506
12/20	$1,627,498	$1,681,664	$1,245,293	$1,782,776
12/21	$1,904,661	$1,923,309	$1,227,966	$2,113,255
12/22	$1,583,344	$1,599,824	$1,090,199	$1,725,177
12/23	$1,865,655	$1,905,440	$1,168,110	$2,108,199
12/24	$2,136,548	$2,183,468	$1,207,774	$2,476,895
12/25	$2,548,261	$2,592,907	$1,266,518	$3,030,169

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Institutional Shares	19.27%	9.38%	9.80%
Growth Allocation Composite Index*	18.75%	9.04%	9.99%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	4.86%	0.34%	2.39%
MSCI® ACWI Index (Net, USD, Unhedged)	22.34%	11.19%	11.71%

AssetsNet	$ 1,116,666,389
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 1,522,121
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$1,116,666,389
# of Portfolio Holdings as of Period End	26
Portfolio Turnover Rate for the Period	20%
Total Net Advisory Fees Paid for the Period	$1,522,121

Holdings [Text Block]

Fund Allocation (%)

Exchange-Traded Funds	45.0%
Equity	42.5%
Fixed Income	5.4%
Investment Companies	1.6%
Dynamic	0.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective February 13, 2026, the Fund changed its name from the Goldman Sachs Growth Strategy Portfolio to the Goldman Sachs Growth Allocation Fund.

The Fund also changed its principal investment strategy reflecting that the Fund will operate as a fund-of-funds investing in underlying equity, fixed income, and alternative funds, with increased equity and fixed income allocations, along with the option to invest in alternative asset classes and monthly rebalancing.

Material Fund Change Name [Text Block]	Effective February 13, 2026, the Fund changed its name from the Goldman Sachs Growth Strategy Portfolio to the Goldman Sachs Growth Allocation Fund.
Material Fund Change Strategies [Text Block]

The Fund also changed its principal investment strategy reflecting that the Fund will operate as a fund-of-funds investing in underlying equity, fixed income, and alternative funds, with increased equity and fixed income allocations, along with the option to invest in alternative asset classes and monthly rebalancing.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058974
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Growth Allocation Fund
Class Name	Investor Class
Trading Symbol	GGSTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Growth Allocation Fund (formerly, Goldman Sachs Growth Strategy Portfolio) (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$33	0.30%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Easing trade tensions, robust corporate earnings results, better than consensus anticipated inflation data, resilient consumer spending, enthusiasm for technology/AI and central bank monetary policy influenced capital markets most. Both global equity and fixed income markets broadly generated positive returns.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Investor Shares	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	Growth Allocation Composite Index*	MSCI® ACWI Index (Net, USD, Unhedged)
1/1/16	$10,000	$10,000	$10,000	$10,000
12/16	$10,672	$10,395	$10,711	$10,786
12/17	$12,945	$10,710	$12,805	$13,372
12/18	$11,555	$10,899	$11,898	$12,113
12/19	$14,155	$11,795	$14,616	$15,335
12/20	$16,176	$12,453	$16,817	$17,828
12/21	$18,903	$12,280	$19,233	$21,133
12/22	$15,705	$10,902	$15,998	$17,252
12/23	$18,480	$11,681	$19,054	$21,082
12/24	$21,141	$12,078	$21,835	$24,769
12/25	$25,179	$12,665	$25,929	$30,302

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Investor Shares	19.10%	9.25%	9.67%
Growth Allocation Composite Index*	18.75%	9.04%	9.99%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	4.86%	0.34%	2.39%
MSCI® ACWI Index (Net, USD, Unhedged)	22.34%	11.19%	11.71%

AssetsNet	$ 1,116,666,389
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 1,522,121
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$1,116,666,389
# of Portfolio Holdings as of Period End	26
Portfolio Turnover Rate for the Period	20%
Total Net Advisory Fees Paid for the Period	$1,522,121

Holdings [Text Block]

Fund Allocation (%)

Exchange-Traded Funds	45.0%
Equity	42.5%
Fixed Income	5.4%
Investment Companies	1.6%
Dynamic	0.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective February 13, 2026, the Fund changed its name from the Goldman Sachs Growth Strategy Portfolio to the Goldman Sachs Growth Allocation Fund.

The Fund also changed its principal investment strategy reflecting that the Fund will operate as a fund-of-funds investing in underlying equity, fixed income, and alternative funds, with increased equity and fixed income allocations, along with the option to invest in alternative asset classes and monthly rebalancing.

Material Fund Change Name [Text Block]	Effective February 13, 2026, the Fund changed its name from the Goldman Sachs Growth Strategy Portfolio to the Goldman Sachs Growth Allocation Fund.
Material Fund Change Strategies [Text Block]

The Fund also changed its principal investment strategy reflecting that the Fund will operate as a fund-of-funds investing in underlying equity, fixed income, and alternative funds, with increased equity and fixed income allocations, along with the option to invest in alternative asset classes and monthly rebalancing.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025578
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Growth Allocation Fund
Class Name	Service Class
Trading Symbol	GGSSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Growth Allocation Fund (formerly, Goldman Sachs Growth Strategy Portfolio) (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$75	0.69%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Easing trade tensions, robust corporate earnings results, better than consensus anticipated inflation data, resilient consumer spending, enthusiasm for technology/AI and central bank monetary policy influenced capital markets most. Both global equity and fixed income markets broadly generated positive returns.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Service Shares	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	Growth Allocation Composite Index*	MSCI® ACWI Index (Net, USD, Unhedged)
1/1/16	$10,000	$10,000	$10,000	$10,000
12/16	$10,627	$10,395	$10,711	$10,786
12/17	$12,846	$10,710	$12,805	$13,372
12/18	$11,425	$10,899	$11,898	$12,113
12/19	$13,950	$11,795	$14,616	$15,335
12/20	$15,882	$12,453	$16,817	$17,828
12/21	$18,488	$12,280	$19,233	$21,133
12/22	$15,296	$10,902	$15,998	$17,252
12/23	$17,931	$11,681	$19,054	$21,082
12/24	$20,427	$12,078	$21,835	$24,769
12/25	$24,239	$12,665	$25,929	$30,302

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Service Shares	18.66%	8.82%	9.25%
Growth Allocation Composite Index*	18.75%	9.04%	9.99%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	4.86%	0.34%	2.39%
MSCI® ACWI Index (Net, USD, Unhedged)	22.34%	11.19%	11.71%

AssetsNet	$ 1,116,666,389
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 1,522,121
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$1,116,666,389
# of Portfolio Holdings as of Period End	26
Portfolio Turnover Rate for the Period	20%
Total Net Advisory Fees Paid for the Period	$1,522,121

Holdings [Text Block]

Fund Allocation (%)

Exchange-Traded Funds	45.0%
Equity	42.5%
Fixed Income	5.4%
Investment Companies	1.6%
Dynamic	0.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective February 13, 2026, the Fund changed its name from the Goldman Sachs Growth Strategy Portfolio to the Goldman Sachs Growth Allocation Fund.

The Fund also changed its principal investment strategy reflecting that the Fund will operate as a fund-of-funds investing in underlying equity, fixed income, and alternative funds, with increased equity and fixed income allocations, along with the option to invest in alternative asset classes and monthly rebalancing.

Material Fund Change Name [Text Block]	Effective February 13, 2026, the Fund changed its name from the Goldman Sachs Growth Strategy Portfolio to the Goldman Sachs Growth Allocation Fund.
Material Fund Change Strategies [Text Block]

The Fund also changed its principal investment strategy reflecting that the Fund will operate as a fund-of-funds investing in underlying equity, fixed income, and alternative funds, with increased equity and fixed income allocations, along with the option to invest in alternative asset classes and monthly rebalancing.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs